As filed with the Securities and Exchange
                         Commission on April 25, 2003.

                                                     Registration Nos. 333-39110
                                                                       811-09979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                        Pre-Effective Amendment No. _                      [ ]

                       Post-Effective Amendment No. 4                      [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                               Amendment No. 2                             [X]


                            ------------------------

                  FIRST AMERITAS VARIABLE LIFE SEPARATE ACCOUNT
                                  (Registrant)

                 FIRST AMERITAS LIFE INSURANCE CORP. of NEW YORK
                                   (Depositor)
                           400 Rella Blvd., Suite 304
                          Suffern, New York 10901-4253
                                 1-800-215-1096

                            ------------------------

                                DONALD R. STADING
                          Secretary and General Counsel
                 First Ameritas Life Insurance Corp. of New York
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7465

                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
           [ ] 60 days after filing pursuant to paragraph a of Rule 485
           [ ] on __________ pursuant to paragraph a of Rule 485
           [X] on May 1, 2003 pursuant to paragraph b of Rule 485
           [ ] immediately upon filing pursuant to paragraph b of Rule 485

         If appropriate, check the following box:
           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust

                               OVERTURE ENCORE! II
                              CONTENTS OF FORM N-6

PART A:  INFORMATION REQUIRED IN A PROSPECTUS
Form N-6                                                    Item Heading in Prospectus

Item 1.  Front and Back Cover Pages
              (a) Front Cover Page..........................Front Cover Page
              (b) Back Cover Page...........................Last Page
Item 2.  Risk/Benefit Summary: Benefits and Risks
              (a) Contract Benefits.........................POLICY SUMMARY
              (b) Contract Risks............................         "
              (c) Portfolio Company Risks...................         "
Item 3.  Risk/Benefit Summary: Fee Table....................CHARGES TABLES
Item 4.  General Description of Registrant, Depositor and Portfolio Companies
              (a) Depositor.................................Front Cover Page (more in SAI)
              (b) Registrant................................INVESTMENT OPTIONS-Separate Account Variable
                                                            Options
              (c) Portfolio Company.........................         "
              (d) Portfolio Company Prospectus..............         "; Appendix A
              (e) Voting....................................         "
Item 5.  Charges
              (a) Description...............................CHARGES TABLES; CHARGES
              (b) Portfolio Company Charges.................                 "
              (c) Incidental Insurance Charges..............N/A
Item 6.  General Description of Contracts
              (a) Contract Rights...........................POLICY SUMMARY; INVESTMENT OPTIONS
                                                            OTHER IMPORTANT POLICY INFORMATION; POLICY DISTRIBUTIONS
              (b) Contract Limitations......................                 "
              (c) Contracts or Registrant Changes...........INVESTMENT OPTIONS-Adding, Deleting or
                                                            Substituting Variable Investment Options; OTHER IMPORTANT POLICY
                                                            INFORMATION-Policy Changes
              (d) Other Benefits............................N/A
              (e) Class of Purchasers.......................OTHER IMPORTANT POLICY INFORMATION-Policy
                                                            Application and Issuance
Item 7.  Premiums
              (a) Purchase Procedures.......................                 "
              (b) Premium Amount............................                 "
              (c) Premium Payment Plans.....................                 "
              (d) Premium Due Dates.........................                 "
              (e) Automatic Premium Loans...................N/A
              (f) Sub-Account Valuation.....................OTHER IMPORTANT  POLICY INFORMATION-Policy Value
Item 8. Death Benefits and  Contract Values
              (a) Death Benefits............................POLICY DISTRIBUTIONS-Death Benefit
              (b) Charges and Contract Values...............CHARGES TABLES; CHARGES; OTHER
                                                            IMPORTANT POLICY INFORMATION-Policy Value
Item 9.  Surrenders, Partial Surrenders, and Partial Withdrawals
              (a) Surrender.................................POLICY DISTRIBUTIONS-Full Surrender
              (b) Partial Surrender and Withdrawal..........                 "-Partial Withdrawal
              (c) Effect of Partial Surrender and Withdrawal                            "        "
              (d) Sub-Account Allocation....................OTHER IMPORTANT POLICY INFORMATION-Policy Application
                                                            and Issuance
              (e) Revocation Rights.........................                 "-"Free Look" rights
Item 10. Loans
              (a) Availability of Loans.....................POLICY DISTRIBUTIONS-Policy Loans
              (b) Limitations...............................                 "
              (c) Interest..................................                 "
              (d) Effect on Cash Value and Death Benefit....                 "
              (e) Procedures................................                 "
Item 11. Lapse and Reinstatement
              (a) Lapse.....................................OTHER IMPORTANT POLICY INFORMATION-Lapse and Grace Period
              (b) Lapse Options.............................                 "
              (c) Effect of Lapse...........................                 "
              (d) Reinstatement.............................                 "-Reinstatement
Item 12. Taxes
              (a) Tax Consequences..........................TAX MATTERS
              (b) Effect....................................         "
Item 13. Legal Proceedings..................................OTHER IMPORTANT POLICY INFORMATION-Legal Proceedings
Item 14. Financial Statements...............................See Statement of Additional Information, below.

PART B   Information Required in a Statement of Additional Information
Form N-6 Item                                               Heading in Statement of Additional Information

Item 15. Cover Page and Table of Contents
              (a) Cover Page................................Cover Page
              (b) Table of contents.........................      "
Item 16. General Information and History
              (a) Depositor.................................About Our Company
              (b) Registrant................................see prospectus, INVESTMENT OPTIONS
              (c) History of Depositor and Registrant.......About Our Company; see prospectus, INVESTMENT OPTIONS-
                                                            Separate Account Variable Investment Options
Item 17. Services
              (a) Expenses Paid by Third Parties............N/A
              (b) Service Agreements........................N/A
              (c) Other Service Providers...................N/A
Item 18. Premiums
              (a) Administrative Procedures.................see prospectus, OTHER IMPORTANT POLICY INFORMATION- Policy
                                                            Application and Issuance
              (b) Automatic Premium Loans...................N/A
Item 19. Additional Information About Operation of Contracts and Registrant

              (a) Incidental Benefits.......................see prospectus, OTHER IMPORTANT POLICY INFORMATION
              (b) Surrender and Withdrawal..................see prospectus, CHARGES TABLES; CHARGES;
                                                            POLICY DISTRIBUTIONS
              (c) Material Contracts Relating to The Registrant        N/A
Item 20. Underwriters
              (a) Identification............................Underwriter
              (b) Offering and Commissions..................Distribution of the Policy
              (c) Other Payments............................           "
              (d) Commissions to Dealers....................           "
Item 21. Additional Information about Charges
              (a) Sales Load................................see prospectus, CHARGES TABLES; CHARGES
              (b) Special Purchase Plans....................More Information on charges
              (c) Underwriting Procedures...................           "
              (d) Increases in Face Amount..................see prospectus, POLICY DISTRIBUTIONS-Death Benefit
Item 22. Lapse and Reinstatement............................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                            Lapse and Grace Period and Reinstatement
Item 23. Loans
              (a) Loan Provisions...........................see prospectus, OTHER IMPORTANT POLICY INFORMATION- Policy Loans
              (b) Amount Available..........................               "
              (c) Effect on Cash Value and Sub-Accounts.....               "
              (d) Interest..................................               "
              (e) Other Effects.............................               "
Item 24. Financial Statements
              (a) Registrant................................Financial Statements
              (b) Depositor.................................Financial Statements
Item 25  Performance Data
              (a) Calculation...............................Performance Data
              (b) Quotation.................................           "
Item 26. Illustrations
              (a) Narrative Information.....................see prospectus, last page-Illustrations
              (b) Headings..................................               "
              (c) Premiums, Ages............................               "
              (d) Rating Classifications....................               "
              (e) Years.....................................               "
              (f) Illustrated Values........................               "
              (g) Rates of Return...........................               "
              (h) Portfolio Company Charges.................               "
              (i) Other Charges.............................               "
              (j) Additional Information....................               "

PROSPECTUS: May 1, 2003

OVERTURE ENCORE! II(sm)
Flexible Premium

Variable Universal Life Insurance Policy
                                   First Ameritas Variable Life Separate Account

     This prospectus describes the Policies, especially their Separate Account. The Policies are designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Policy value. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

     You may allocate all or part of your Policy value among a variety of variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from several prominent portfolio managers (see Appendix A of this prospectus).

     You may also allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

             The Securities and Exchange Commission ("SEC") does not
             pass upon the accuracy or adequacy of this prospectus,
               and has not approved or disapproved the Policy. Any
              representation to the contrary is a criminal offense.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
           features described in this prospectus, may not be available in all states.

              No one is authorized to give information or make any
               representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

          First Ameritas Life Insurance Corp. of New York (we, us, our)
                Direct application & related questions to us at:
            400 Rella Blvd, #304, Suffern, NY 10901. 1-877-380-1586
                            Direct all else to us at:
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                    1-800-745-1112. www.newyork.ameritas.com

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                               First Ameritas Life
                           Insurance Corp. of New York
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                            www.newyork.ameritas.com

          Express mail packages should be sent to our street address, not our P.O. Box address.

Initial Application and questions regarding it should be directed to us at:

                              400 Rella Blvd, # 304
                                Suffern, NY 10901
                            Telephone: 1-877-380-1586
                               Fax: 1-845-357-3612

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales represent-active to learn what information is required for the request to be in "good order". Often, we can only accept information on a form we provide. We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.

                            Make checks payable to:
               "First Ameritas Life Insurance Corp. of New York"

TABLE OF CONTENTS                                         Begin on Page

     POLICY SUMMARY..............................................3
     CHARGES TABLES..............................................5
     INVESTMENT OPTIONS..........................................9
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Model Asset Allocation
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing,
           Earnings Sweep)
     CHARGES....................................................13
         Transaction Fees
           (Percent of Premium Charge, Surrender Charge,
           Partial Withdrawal Charge, Transfer Fee)
         Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charges,
           Cost of Optional Features)
         Daily Deduction from Separate Account Assets
           (Risk Charge, Portfolio Charges)
     OTHER IMPORTANT POLICY INFORMATION.........................15
         Poicy Application and Issuance
         Policy Value
         Cash Surrender Value Bonus
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features
         Legal Proceedings
         How to get Financial Statements
     POLICY DISTRIBUTIONS.......................................20
         Death Benefit
         Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................25
         Life Insurance Qualification; Tax Treatment of Death Benefit Special Considerations for Corporations
         Tax Treatment of Loans & Other Distributions
         Other Policy Owner Tax Matters
     APPENDIX A: Variable Investment Option Portfolios..........28
     APPENDIX B: Optional Features..............................30
     DEFINED TERMS..............................................31
     LAST PAGE...............................................Last Page
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information;
           Registration Statement
         Reports to You

POLICY SUMMARY

         Refer to the Policy for the actual and complete terms of the Policy. You may obtain a copy from us.

         The OVERTURE ENCORE! II Policy is flexible premium variable universal life insurance. The Policy pays a death benefit to the Policy beneficiary upon the insured's death, pays a maturity benefit if the Policy is in force on the maturity date, or pays a Cash Surrender Value to you if you surrender the Policy. The insured cannot be over age 80 on the insured's birthday nearest the Policy issue date. We will only issue a Policy for an initial specified amount of insurance coverage of $50,000 or more ($100,000 for preferred underwriting rates).

         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, unpaid loans, partial withdrawals and surrenders may be subject to income tax and penalty tax, and unpaid loans and withdrawals will decrease death benefit protection and may cause the need for additional premium to keep the Policy in force.

         Your Policy value and Death Benefit will go up or down as a result of the investment experience of your Policy. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges. However, your Policy will not lapse during the first five Policy Years if you meet the Minimum Premium requirements, or during the Guaranteed Death Benefit Period if you meet the Guaranteed Death Benefit Premium requirements. Your Policy's Death Benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding loans and loan interest, and less any due but unpaid Policy charges. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit, or until it lapses because the Cash Surrender Value is insufficient to keep the Policy in force.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to other life insurance. The Policy is like fixed-benefit life insurance except for its investment features, the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit. Another difference is that the Policy value and death benefit may vary to reflect the investment experience of the variable investment options you select, so you have both the investment risk (including possible loss of value) and opportunity, not us.

A significant advantage of the Policies is that they provide the ability to accumulate capital on a long-term tax-deferred basis while providing benefits such as life insurance protection through death benefits, lifetime income payments, and the potential for tax-free income during the insured's life.

         Compared to mutual funds. Although the underlying portfolios of the Separate Account operate like publicly traded mutual funds and have the same investment risks, in many ways the Policies are different. Unlike publicly traded mutual funds, the Policy has these features:

o Provides death benefit insurance protection that is exempt from income tax but estate taxes may apply.
o Can lapse with no value if the Cash Surrender Value is not enough to pay charges or loan interest, unless the terms for a Guaranteed Death Benefit are met.
o Can provide settlement option payments for the rest of your life or for some other period.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Dividends and capital gains distributed by the variable investment options' underlying portfolios are automatically reinvested and are reflected in the portfolio's value.
o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
o Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although (a) such earnings are exempt from taxation if received as a death benefit (special tax considerations may apply if the Policy is owned by a business or used to fund certain business purposes) and (b) taxation is deferred until such earnings are distributed as a full surrender or partial withdrawal.
o Most states allow you a "right to examine" period to review your Policy and cancel it for a return of premium paid. (See a Policy for details.)
o By purchasing interests in the Separate Account Subaccounts, you select the portfolios in which we then invest your money. We own the Separate Account assets, but they are held separately from our other assets.

             Information about the risks of each variable investment
                 option is contained in the portfolio prospectus for each option. You may obtain a copy from us.

         POLICY OPERATION & FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings.

Charges Deducted from Premium
o    Percentage of Premium Charge.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.

o You may transfer between investments, subject to limits. Model asset allocation, as well as dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES TABLES on next pages.)

Transaction Fees:
o    Percentage of Premium Charge.
o    Surrender and partial withdrawal charges, if any.
o    Transfer fee, if any.

Periodic Charges (monthly from Policy value):
o    Cost of Insurance Charge.
o    Administrative Charges.
o    Charges for selected optional features.

Periodic Charges (daily from Separate Account assets only):
o    Risk charge.
o    Underlying portfolio investment advisory charges and operating expenses.

Loans
o You may borrow a limited amount of Policy value. Interest accrues on outstanding loan amounts. After several Policy Years, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES TABLES, next page.

                      -----------------
                          Premiums
 ---------------------------------------------------------
    First Ameritas Life Insurance Corp. of New York
               -------------------------------
               Charges Deducted from Premium
               -------------------------------
                   Investment Options
-------------- -- ---------------------------------------
    Fixed
   Account        First Ameritas Variable Life Separate
                                 Account
Policy value
 receives a            Variable Investment Options
 guaranteed       Policy value may vary daily depending
    fixed           upon the investment performance of
  interest              the underlying portfolios.
    rate.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
---------------------------------------------------------
         Charges (Deductions from Policy value)
-------------------    ---------------    ---------------
                                              Death
                       Surrender all        Benefits:
      Loans              or part of        Option A or
                         the Policy          Option B
-------------------    ---------------    ---------------
                            Paid in Annuity Income
                                  or Lump Sum
                       ----------------------------------

Death Benefit.

o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.
o    Two death benefit options are available:
     Option A: essentially a level death benefit that includes total Policy value within the specified amount (although death benefit can vary as a result of investment performance); or
     Option B: pays the total Policy value in addition to the specified amount. Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death.
     See the POLICY DISTRIBUTIONS: Death Benefits section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES TABLES             (Some charges are rounded.)
--------------------------------------------------------------------------------
         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                      Guaranteed
   TRANSACTION FEES                                       When Deducted            Current              Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
PERCENT OF PREMIUM CHARGE                           When each premium is    3.5% of each         5% of each premium
                                                    paid.                   premium payment            payment
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE  (per $1,000 of Specified Amount   Upon a full surrender   Varies(1)
of insurance coverage)                              during the first 14     Policy Year 1:
                                                    Policy Years or in      Minimum       $3.45
                                                    the 14 Policy Years     Maximum      $40.00
                                                    following an increase   Example(2)   $13.43   Same as current
                                                    in specified amount
                                                    of insurance coverage.  Fee declines each
                                                                            year.
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.
     * lesser of %  of withdrawal amount or                                      2% or $25            2% or $50
dollar amount
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER FEE (per transfer)                         First 15 transfers             NONE                 NONE
                                                    per year:                      NONE                  $10
                                                    Each additional
                                                    transfer:
--------------------------------------------------- ----------------------- -------------------- --------------------

Transaction Fees Table Footnotes:
(1) Varies in amount and duration by insured's sex, issue age, risk class, and the amount of time you have had your Policy. Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2) Assumes a male, age 45 at Policy issue and in our best risk class. Fee declines to $1.34 for Encore! II in 14th year, and zero thereafter for all Policies.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
 PERIODIC CHARGES
(other than Subaccount portfolio operating             When Deducted              Current            Guaranteed
expenses)                                                                         (annual)        Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM
SEPARATE ACCOUNT ASSETS  (to equal the annual % of
separate account assets shown)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                 Daily
                           Policy Years 1-4                                                0.70%                0.90%
                           Policy Years 5-20                                               0.45%                0.90%
                           Policy Years 21+                                                0.30%                0.65%
---------------------------------------------------- ---------------------- -------------------- --------------------
ASSET-BASED ADMINISTRATIVE CHARGE                            Daily
                           Policy Years 1-4                                                0.00%                0.25%
                           Policy Years 5-20                                               0.25%                0.25%
                           Policy Years 21+                                                0.15%                0.25%
---------------------------------------------------- ---------------------- -------------------- --------------------
MONTHLY DEDUCTION FROM
POLICY VALUE
     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- ---------------------- -------------------- --------------------
BASE POLICY COST OF INSURANCE (Rate is per $1,000           Monthly         Varies(1)            Varies(1)
of the net amount of insurance coverage at risk)                            Minimum       $0.50  Minimum       $1.68
                                                                            Maximum   $1,000.    Maximum   $1,000.
                                                                            Example(7,9)  $2.07  Example(7,9)  $3.32
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                       Monthly         All Years:   $60.    1st Year:   $108.
                                                                                                 2nd Year:    $96.
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
        (No-cost Riders are not listed.)
---------------------------------------------------- ---------------------- -------------------- --------------------
   Waiver of Monthly Deductions on Disability               Monthly         Varies(2)
   Rider (per $1 of the total monthly deduction                             Minimum       $0.03
   not including this rider.)                                               Maximum       $0.54  Same as current
                                                                            Example(8,9)  $0.08
---------------------------------------------------- ---------------------- -------------------- --------------------
                                     -5-
   Payor Waiver of Monthly Deductions on                    Monthly         Varies(2)
   Disability Rider  (per $1 of the total monthly                           Minimum       $0.03
   deductions not including this rider.)                                    Maximum       $0.54  Same as current
                                                                            Example(9,10) $0.06
---------------------------------------------------- ---------------------- -------------------- --------------------
   Disability Benefit Rider (per $100 of the                Monthly         Varies(3)
   monthly benefit.)                                                        Minimum       $3.59
                                                                            Maximum      $21.44  Same as current
                                                                            Example(8)    $5.06
---------------------------------------------------- ---------------------- -------------------- --------------------
   Payor Disability Rider  (per $100 of the                  Monthly        Varies(3)
   monthly benefit.)                                                        Minimum       $3.75
                                                                            Maximum       $8.64  Same as current
                                                                            Example(10)   $4.25
---------------------------------------------------- ---------------------- -------------------- --------------------
   Accidental Death Benefit Rider  (per $1,000 of           Monthly         Varies(4)
   the selected amount.)                                                    Minimum       $0.62
                                                                            Maximum       $2.40  Same as current
                                                                            Example(8)    $0.88
---------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual rate           Monthly              $52/year          Same as current
   per rider.)
---------------------------------------------------- ---------------------- -------------------- --------------------
   Guaranteed Insurability Rider  (per $1,000 of             Monthly        Varies(4)
   the selected amount.)                                                    Minimum       $0.56  Same as current
                                                                            Maximum       $1.97
                                                                            Example(10)   $0.93
---------------------------------------------------- ---------------------- -------------------- --------------------
   Other Insured Rider  (per $1,000 of the rider            Monthly         Varies(5)            Varies(5)
   net amount at risk.)                                                     Minimum        $     Minimum        $
                                                                            Maximum        $     Maximum        $
                                                                            Example( 8,9)  $     Example(8,9)   $
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
(1) Rate varies by insured's sex, issue age, risk class, the length of time the Policy has been in force, and current specified amount.
(2)  Rate varies by insured's sex, risk class and attained age.
(3) Rate varies by insured's sex, age and risk class at the time the rider is added to the Policy.
(4) Rate varies by insured's sex and issue age at the time the rider is added to the Policy.
(5) Rate varies by the rider insured's sex, age and risk class at the time the rider is added to the Policy, and the length of time the rider has been in force.
(6)  Rate varies by insured's attained age.
(7) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy, and a current specified amount of $250,000.
(8) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy, and a current specified amount of $250,000.
(9)  "Example" charges assume Policy is in its first Policy Year.

(10) "Example" charges assume an insured who is male, age 10 at the time the rider is added to the Policy.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes net interest rates charged on amounts borrowed from the Policy.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                    Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted             Current             Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
   LOAN ACCOUNT  (effective annual rates)              Upon each Policy
           Regular Loans                                 anniversary.               2%                  2%
           Reduced Rate Loans  (available only after
               the 10th Policy Year)                                                0%                  0.5%
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- -----------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
---------------------------------------------------------------------------- -------------------- -----------------
Before any Waivers and Reductions                                                    0.38% (1)          2.24% (2)
---------------------------------------------------------------------------- -------------------- -----------------
After any Waivers and Reductions (explained in the footnotes to these tables)        0.36% (1)          2.24% (2)
---------------------------------------------------------------------------- -------------------- -----------------

(1) Ameritas Money Market Portfolio. The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2003, as reflected above.

(2) Calvert CVS Social International Equity Portfolio. Total expenses reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 2.01%.

---------------------------------------------------------------------------- -------------------- --------------------
                                                                               Total                  Total Expenses
Subaccount's underlying                      Management    12b-1     Other     Fund     Waivers and   after Waivers and
Portfolio Name                                  Fees       Fees      Fees      Fees     Restrictions  Reductions, if any
-------------------------------------------------------- --------- --------- --------- -------------- ------------------
ALGER
o        Alger American Balanced                0.75%        -         0.12%     0.87%        -            0.87%
o        Alger American Leveraged AllCap        0.85%        -         0.11%     0.96%        -            0.96%
AMERICAN CENTURY
o        VP Income & Growth                     0.70%        -          -        0.70%        -            0.70%
AMERITAS PORTFOLIOS (subadvisor) (1)
o        Ameritas Emerging Growth (MFS Co.)     0.80%        -         0.55%     1.35%       0.40%         0.95%
o        Ameritas Growth (Fred Alger)           0.80%        -         0.14%     0.94%       0.05%         0.89%
o        Ameritas Growth With Income (MFS Co.)  0.80%        -         0.90%     1.70%       0.72%         0.98%
o        Ameritas Income & Growth (Fred Alger)  0.675%       -         0.245%    0.92%       0.14%         0.78%
o        Ameritas Index 500 (State Street)      0.29%        -         0.19%     0.48%       0.10%         0.38%
o        Ameritas MidCap Growth (Fred Alger)    0.85%        -         0.20%     1.05%       0.11%         0.94%
o        Ameritas Money Market (Calvert)        0.25%        -         0.13%     0.38%       0.02%         0.36%
o        Ameritas Research (MFS Co.)            0.80%        -         0.83%     1.63%       0.67%         0.96%
o        Ameritas Select (Harris/Oakmark)       0.97%        -         0.33%     1.30%       -             1.30%
o        Ameritas Small Capitalization (McStay) 0.90%        -         0.26%     1.16%       0.16%         1.00%
o        Ameritas Small Company Equity (Babson) 1.17%        -         0.65%     1.82%       0.32%         1.50%
CALVERT PORTFOLIOS
o        CVS Income                             0.70%        -         0.36%     1.06%       0.08%         0.98%(2)
o        CVS Social Balanced                    0.70%        -         0.21%     0.91%        -            0.91%
o        CVS Social Equity                      0.70%        -         1.16%     1.86%       0.78%         1.08%(2)
o        CVS Social International Equity        1.10%        -         1.14%     2.24%        -            2.24%(3)
o        CVS Social Mid Cap Growth              0.90%        -         0.29%     1.19%        -            1.19%(3)
o        CVS Social Small Cap Growth            1.00%        -         0.38%     1.38%        -            1.38%(3)
FIDELITY (Service Class 2)
o        VIP Asset Manager                      0.53%       0.25%      0.12%     0.90%        -            0.90%
o        VIP Asset Manager: Growth              0.58%       0.25%      0.20%     1.03%        -            1.03%
o        VIP Contrafund(R)                      0.58%       0.25%      0.13%     0.96%        -            0.96%
o        VIP Equity-Income                      0.48%       0.25%      0.12%     0.85%        -            0.85%
o        VIP Growth                             0.58%       0.25%      0.10%     0.93%        -            0.93%
o        VIP High Income                        0.58%       0.25%      0.14%     0.97%        -            0.97%
o        VIP Investment Grade Bond              0.43%       0.25%      0.11%     0.79%        -            0.79%
o        VIP Overseas                           0.73%       0.25%      0.18%     1.16%        -            1.16%
INVESCO FUNDS
o        VIF-Dynamics                           0.75%        -         0.37%(4)  1.12%        -            1.12%
MFS
o        New Discovery                          0.90%        -         0.15%(5)  1.05%        -            1.05%
o        Strategic Income                       0.75%        -         0.35%(6)  1.10%       0.20%         0.90%
o        Utilities                              0.75%        -         0.19%(5)  0.94%        -            0.94%
SALOMON BROTHERS
o        Variable All Cap                       0.85%        -         0.12%     0.97%        -            0.97%
SUMMIT PINNACLE SERIES (7)
o        Nasdaq-100 Index                       0.35%        -         0.30%     0.65%        -            0.65%
o        Russell 2000 Small Cap Index           0.35%        -         0.40%     0.75%        -            0.75%
o        S&P MidCap 400 Index                   0.30%        -         0.30%     0.60%        -            0.60%
THIRD AVENUE
o        Third Avenue Value                     0.90%        -         0.40%     1.30%        -            1.30%
VAN KAMPEN
o        Emerging Markets Equity - Class I      1.25%        -         0.68%     1.93%(8)    0.12%         1.81%
o        Global Value Equity - Class I          0.80%        -         0.47%     1.27%(8)    0.12%         1.15%
o        International Magnum - Class I         0.80%        -         0.59%     1.39%(8)    0.24%         1.15%
o        U.S. Real Estate - Class I             0.80%        -         0.32%     1.12%(8)    0.02%         1.10%
----------------------------------------------------------------------------------------------------------------------

(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2003, as reflected above, except for Ameritas Select, which has a cap of 1.50%.

(2) The adviser has contractually agreed to limit annual portfolio operating expenses through April 30, 2004 to 0.98% and 1.08% for CVS Income Portfolio and CVS Social Equity Portfolio, respectively.

(3) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:
                  CVS Social International Equity            2.01%
                  CVS Social Mid Cap Growth                  1.16%
                  CVS Social Small Cap Growth                1.28%

(4) The fund's actual other expenses and total annual fund operating expenses were lower than the figures shown because the custodian fees were reduced under an expense offset arrangement. Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO pursuant to commitments between the fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any offset arrangements, the differences in the fund's other and total annual fund operating expenses were insignificant for the year ended December 31, 2002.

(5) Each MFS portfolio has an expense offset arrangement which reduces the portfolio's custodian fee based upon the amount of cash maintained by the portfolio with its custodian and dividend disbursing agent. Each portfolio may enter into other such arrangements and directed brokerage arrangements, (which would also have the effect of reducing the portfolio's expenses). "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the portfolio. Had these fee reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:
         New Discovery Series                   1.04%
         Utilities Series                       0.93%

(6) MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS Strategic Income series such that the portfolio's "Other Fees" do not exceed 0.15% of the average daily net assets of the portfolio during the current fiscal year. The MFS Utilities portfolio Series has no such limitation. These contracted contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the portfolio series.

(7) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(8) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. For the year ended December 31, 2002, the management fee was reduced to reflect the voluntary waiver of a portion of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%; Global Value Equity Portfolio 1.15%; International Magnum Portfolio 1.15%; U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, were as follows:

              Van Kampen                      Management Fees   Other Expenses      Total Annual Expenses
              ----------                      ---------------   --------------      ---------------------
              Emerging Markets Equity Class I 1.13%             0.68%               1.81%
              Global Value Equity Class I     0.68%             0.47%               1.15%
              International Magnum Class I    0.56%             0.59%               1.15%
              U.S. Real Estate Class I        0.78%             0.32%               1.10%

     Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.06% of such investment related expense.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.


         The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
         Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
         You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

                 You bear the risk that the variable investment
                    options you select may fail to meet their
                 objectives, that they could decrease in value,
                       and that you could lose principal.

              Each Subaccount underlying portfolio operates as a separate variable investment option, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

o        Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3.5% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. Therefore, upon notice to you, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount's portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period", you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets between one or more investment options.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the business day they are received by our Trading Unit before 3:00 p.m. Central Time. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $100 in a Subaccount or in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this Prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and our portfolio managers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
          o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         MODEL ASSET ALLOCATION

         We may offer model asset allocation, but reserve the right to alter or terminate any program upon thirty days advance written notice. Our program is offered at no charge. Some research studies have shown that the asset allocation decision is the single largest determinant of portfolio performance. You cannot use a Model Asset Allocation program and the systematic transfer Dollar Cost Averaging program at the same time.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

o        Dollar Cost Averaging Program

         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

CHARGES

         The following repeats and adds to information provided in the CHARGES TABLES section, where the amount of each charge is shown. Please review both Prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         TRANSACTION FEES

o        Percent of Premium Charge
         We deduct a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

o        Surrender Charge
         Upon a full surrender from your Policy, we deduct a Surrender Charge from the total Policy value. The amount and duration of this charge varies by the insured's sex, issue age (or attained age at the time of any increase), risk class, specified amount of insurance coverage, and the length of time the Policy has been in force. Generally, the Surrender Charge is higher the older you are when the Policy is issued. The longest Surrender Charge duration is 14 years through issue age 80. The Surrender Charge applies from the Policy issue date as to the initial specified amount of insurance coverage, and from the date of any increase as to increases in the specified amount. Ask for a Policy illustration or see your Policy for these charges applicable to you. Taxes and tax penalties may apply.

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         We may charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE
         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the below formula for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the insured's sex, issue age, risk class, and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the charges shown in the Policy. Changes will equally apply to similarly situated Policy owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month;
     multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:

- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month;
     minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Administrative Charge

         The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from these charges.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES TABLES for information about the costs of these features, and refer to APPENDIX B for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS
         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality and expense risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES TABLES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

OTHER IMPORTANT POLICY INFORMATION


  Replacing an existing life insurance policy is not always your best choice.
                       Evaluate any replacement carefully.

         POLICY APPLICATION AND ISSUANCE

         The insured must not be older than age 80 on the insured's birthday nearest to the Policy Date. To purchase a Policy, you must submit an application, at least the Minimum Initial Premium, and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium for any reason. If we issue a Policy, insurance coverage will be effective as of the Policy Date.

o        Application in Good Order

         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements
         Your premium checks should be made payable to "First Ameritas Life Insurance Corp. of New York." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least 1/12 of the first year Guaranteed Death Benefit Premium for at least $50,000 of specified amount of insurance coverage, times the number of months between the Policy Date and the Policy issue date.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.

          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.
          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time. However, there may be a no-lapse guarantee as part of our Guaranteed Death Benefit provision, described below.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit initial net premium to the Policy on the date the Policy is issued. All premiums are allocated to the Ameritas Money Market Subaccount until 13 days after the date the Policy is issued to accommodate state "Right to Examine" rights under the Policy. Then, we allocate your Policy value to the investment options according to your allocation instructions. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deductions. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the daily mortality and expense risk charge; and this result divided by
          (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o        Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy month; plus
          (d) any transfers from the Loan Account to the Fixed Account since the end of the previous Policy month, minus
          (e) any transfers from the Fixed Account to the Loan Account since the end of the previous Policy month; minus
          (f) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (g) any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (h) the Fixed Account's share of any monthly deductions from Policy value; minus
          (i) the Fixed Account's share of charges for any optional features; plus
          (j) interest credited on the Fixed Account balance since the end of the previous Policy month.

         CASH SURRENDER VALUE BONUS

         Beginning with the 21st Policy Anniversary, if Policy Cash Surrender Value is at least $500,000 on a Policy Anniversary, a bonus equal to an annual effective rate of 0.25% of the Cash Surrender Value may be credited to the fixed account and/or the Subaccounts on each Policy Monthly Anniversary. This bonus is not guaranteed. There is no additional Policy expense for this feature. The bonus will be credited to the fixed account and/or the Subaccounts based on the premium allocation percentages in effect at that time.

         MISSTATEMENT OF AGE OR SEX
         If the age or sex of the insured or any person insured by a Policy rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners. o

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when the Policy cash surrender value is not enough to cover any due but unpaid charges and, where a Policy loan exists, any loan interest due. However, this Policy will not lapse for a guaranteed period if the Guaranteed Death Benefit is in effect. This Policy also will not lapse during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during Guaranteed Death Benefit Period (stated in your Policy's Schedule page; this period varies depending upon your age at Policy issue), even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the Guaranteed Death Benefit Premium requirements and the following rules.

     o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;

     o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and

     o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o        Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the last insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
     o    Written application signed by you and the insureds;
     o Evidence of the insureds' insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
     o    Premium at least equal to the greater of:
          (1) An amount sufficient to bring the Cash Surrender Value after the first Monthly Deduction to an amount greater than zero; or
          (2)  Three times the current Policy Month's monthly deductions.
     o    Repayment of any outstanding Policy debt.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or next following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your State's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX B may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES TABLES.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         HOW TO GET FINANCIAL STATEMENTS

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

POLICY DISTRIBUTIONS

         The principle purpose of the Policies is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT
         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life under the death benefit option in effect; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
   -  Your Policy being in force;
   -  Our receipt of Due Proof of Death of the Insured;
   -  Our receipt of sufficient beneficiary information to make the payment; and
   -  Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.
     Under Option A, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the insured's date of death; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).
Death Benefit Option B
     If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.
     Under Option B, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the date of death plus the Policy value; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            Attained      Corridor    Attained    Corridor   Attained     Corridor    Attained    Corridor
              Age            %           Age         %          Age          %           Age          %
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
             0-40         250%
              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%        94+         101%
              50          185%          60         130%         70         115%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------

o        Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Monthly Anniversary after we receive your request.
o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: The specified amount is decreased by an amount equal to the total Policy value as of the date of the change (no evidence of insurability is required) or will remain unchanged (evidence of insurability is required).
o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change or will be levelized at the current amount only.

o The change is only allowed if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.

o        Change in Specified Amount of Insurance Coverage
         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this Prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice.

INCREASE () in Coverage Rules

o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in specified amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o Surrender Charges become applicable to the amount of the increase, measured from the date of the increase. See this Prospectus' CHARGES section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this Prospectus' OTHER IMPORANT POLICY INFORMATION: Lapse and Grace Period - Guaranteed Death Benefit provision.)
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.
o If we approve the increase, but in a rating class different than the original specified amount of insurance coverage or any prior increase, the Guaranteed Death Benefit Period may be adjusted.

DECREASE () in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The specified amount of coverage after the decrease must be at least
     -    for insureds in the preferred rate class: $100,000.
     - for insureds in all other rate classes: $50,000 in the 2nd and 3rd Policy Year, and $35,000 in the 4th and subsequent Policy Years.
o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.
o For purposes of determining the new Cost of Insurance charge, the decrease will reduce the specified amount of insurance coverage by first reducing the specified amount provided by the most recent increase, then the next most recent increase successively, and finally the Policy's initial specified amount of insurance coverage.

         MATURITY BENEFIT

         If the insured is then alive, this Policy matures upon the Policy Anniversary nearest the insured's 100th birthday (the "Maturity Date"). Your Policy will then end, and we will pay to you the Policy value (not the specified amount of insurance coverage).

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. If the Policy is a modified endowment contract under tax law, then a Policy loan will be treated as a partial withdrawal for tax purposes. Any loan transaction will permanently affect Policy values, including net Policy funding used to determine if the Guaranteed Death Benefit remains in effect.

--------------------------------------------------------------------------------
 Amount You Can Borrow
--------------------------------------------------------------------------------
Standard Policy Loan. After the first Policy Year, you may borrow not less than $200 and up to an amount equal to the Cash Surrender Value, minus guaranteed monthly deductions from Policy value for the rest of the Policy Year, minus interest on Policy debt including the requested loan to the next Policy anniversary.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Available after the 10th Policy Year. Amount eligible is 10% of Cash Surrender Value, plus any outstanding Reduced Rate Policy Loan. An amount of any Standard Policy Loan outstanding at the end of the 10th Policy Year up to 10% of the then Cash Surrender Value will be converted to a Reduced Rate Policy Loan from that point forward. Any Standard Policy Loan exceeding this amount will remain a Standard Policy Loan.

--------------------------------------------------------------------------------
Loan Interest Rate
--------------------------------------------------------------------------------
Standard Policy Loan. Current net annual loan interest rate of 2%: we charge a current interest rate with a 5.5% effective annual yield (guaranteed to not exceed 6%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.
--------------------------------------------------------------------------------
Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 3.5% effective annual yield (guaranteed to not exceed 4%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.

Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest to the Loan Account on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as the Policy value is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions for tax purposes. However, it is possible that tax authorities could treat Reduced Rate Loans as distributions rather than loans.
o    We may defer making a loan for up to six months.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules

          o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile.
          o The applicable Surrender Charge is described in your Policy and the CHARGES section of this Prospectus.
          o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. Such a reduction will impact the net Policy funding used to determine if the Guaranteed Death Benefit remains in effect.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules
o    A partial surrender request must be made by Written Notice.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES section of this Prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the next 12 months, and the specified amount of insurance coverage after the withdrawal must be at least:
     -    for insureds in the preferred rate class: $100,000.
     - for insureds in all other rate classes: $50,000 in Policy Years 1 to 3, and $35,000 in the 4th and subsequent Policy Years.
o    A partial withdrawal is irrevocable.
o Partial withdrawals are made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract (MEC) in which case they're made first from earnings and then from premiums.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount. You may direct us to deduct withdrawal amounts from investment options you elect; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct withdrawals on a pro-rata basis from all Subaccounts and the Fixed Account.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Guaranteed Death Benefit Premium requirements. You may request a new illustration of Policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

         PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Death Benefit Option C).
          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.
          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3.5% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

The longer the guaranteed or projected payment option period, the lower the amount of each payment. The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS

       Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

TAX TREATMENT OF LOANS & OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
    - the total of any premium payments or other consideration paid for the Policy, minus
    -  any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on Table of Contents page or the last page of this prospectus.

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
                   ALGER                                     Offered through The Alger American Fund
                                                              Advised by Fred Alger Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Balanced                        Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Leveraged AllCap                Common stocks of companies with growth potential.
---------------------------------------------- -----------------------------------------------------------------------
              AMERICAN CENTURY                      Offered through American Century Variable Portfolios, Inc.
                                                     Advised by American Century Investment Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VP Income & Growth                             Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
      AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                               Advised by Ameritas Investment Corp.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Emerging Growth (MFS Co.)             Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth (Fred Alger)                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth With Income (MFS Co.)          Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Income & Growth (Fred Alger)          Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Index 500 (State Street)              Common stocks of U.S. companies on the S&P 500 Index.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas MidCap Growth (Fred Alger)            Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Money Market (Calvert)                Money Market
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Research (MFS Co.)                    Common stocks and related securities of companies with favorable prospects for long-term growth, attractive valuations, dominant or growing market share, and superior management.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Select (Harris/Oakmark)               Common stocks of U.S. companies.  Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Company Equity (Babson)         Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Capitalization (McStay)         Growth.
---------------------------------------------- -----------------------------------------------------------------------
             CALVERT PORTFOLIOS                  Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                        Advised by Calvert Asset Management Company, Inc.
---------------------------------------------- -----------------------------------------------------------------------
CVS Income                                     Income.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Balanced                            Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Equity                              Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social International Equity                Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Mid Cap Growth                      Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Small Cap Growth                    Growth.
---------------------------------------------- -----------------------------------------------------------------------
                                                           Offered through Dreyfus Investment Portfolios
                                                                Advised by The Dreyfus Corporation
---------------------------------------------- -----------------------------------------------------------------------
MidCap Stock - Service Shares                  Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------

                                      -28-

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
         FIDELITY (Service Class 2)                        Offered through Variable Insurance Products
                                                       Advised by Fidelity Management and Research Company

---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager                              Allocated investments among stocks, bonds and short-term/money market investments. Investment objective is high total return with reduced risk over the long-term.
---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager: Growth                      Allocated investments among stocks, bonds and short-term/money market investments.  Investment objective is high total return.
---------------------------------------------- -----------------------------------------------------------------------
VIP Contrafund                                 Common stocks of companies whose value is not fully recognized.
                                               Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP Equity-Income                              Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Growth                                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP High Income                                Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Investment Grade Bond                      Bond.
---------------------------------------------- -----------------------------------------------------------------------
VIP Overseas                                   Income and Growth.
 ---------------------------------------------- -----------------------------------------------------------------------
                INVESCO FUNDS                        Offered through INVESCO Variable Investment Funds, Inc.
                                                               Advised by INVESCO Funds Group, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VIF-Dynamics                                   Common stocks of mid size companies.  Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
                     MFS                                   Offered through MFS Variable Insurance Trust
                                                       Advised by Massachusetts Financial Services Company
---------------------------------------------- -----------------------------------------------------------------------
New Discovery                                  Common stocks of smaller cap emerging growth companies that are early in their life cycles. Investment objective is capital growth.
---------------------------------------------- -----------------------------------------------------------------------
Strategic Income                               Income.
---------------------------------------------- -----------------------------------------------------------------------
Utilities                                      Income.
---------------------------------------------- -----------------------------------------------------------------------
              SALOMON BROTHERS                     Offered through Salomon Brothers Variable Series Funds Inc.
                                                        Advised by Salomon Brothers Asset Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Variable All Cap                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
           SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                           Advised by Summit Investment Partners, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Nasdaq-100 Index                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Russell 2000 Small Cap Index                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
S&P MidCap 400 Index                           Growth.
---------------------------------------------- -----------------------------------------------------------------------
                THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                                  Advised by EQSF Advisers, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Third Avenue Value                             Primarily common stocks of companies with strong balance sheets which the manager  considers undervalued, often smaller companies. Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
                                                     Offered through The Universal Institutional Funds, Inc.
                 VAN KAMPEN                           Advised by Morgan Stanley Investment Management, Inc.
                                                                         dba "Van Kampen"
---------------------------------------------- -----------------------------------------------------------------------
Emerging Markets Equity - Class I              Long-term capital appreciation by investing primarily in growth-
                                               oriented equity securities of issuers in emerging markets countries.
---------------------------------------------- -----------------------------------------------------------------------
Global Value Equity - Class I                  Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
---------------------------------------------- -----------------------------------------------------------------------
International Magnum - Class I                 Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.
---------------------------------------------- -----------------------------------------------------------------------
U.S. Real Estate - Class I                     Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S.
                                               real estate industry, including real estate investment trusts.
----------------------------------------------------------------------------------------------------------------------

APPENDIX B: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States. The cost for each rider, if any, is explained in the CHARGES TABLES.

o        Guaranteed Death Benefit Rider
         This Rider allows you to extend the guaranteed death benefit period available in the base Policy. Cost: No extra cost. Minimum premium requirements must be maintained to keep this benefit in force.

o        Waiver of Monthly Deductions on Disability Rider
         This Rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o        Payor Waiver of Monthly Deductions on Disability Rider
         This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o        Disability Benefit Rider
         This Rider provides that during periods of the insured's total disability, as defined in the Rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.

o        Payor Disability Rider
         This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.

o        Accidental Death Benefit Rider
         This Rider pays an additional benefit upon the insured's death resulting from a covered accident.

o        Children's Protection Rider
         This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.

o        Guaranteed Insurability Rider
         This Rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.

o        Term Coverage Rider
         This Rider provides term insurance upon the insured's life in addition to the specified amount of insurance coverage under the Policy.

o        Other Insured Rider
         This Rider provides term insurance upon an individual other than the insured.

o        Terminal Illness Rider
         This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. Cost: No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy.

o        Legacy Asset Rider
         This Rider also provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of a diagnosis of a terminal or chronic illness.

o        Waiver of Deductions Rider

         This Rider is issued in conjunction with the Legacy Asset Rider and provides for the waiver of certain Policy charges and charges for any Policy riders so long as benefits under the Legacy Asset Rider are payable in the event of a diagnosis of a chronic illness (and does not apply for a terminal illness diagnosis).

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.


Guaranteed Death Benefit is the initial specified amount of insurance guaranteed for the first five Policy Years so long as Minimum Premium is paid, and any other longer period provided by an optional Guaranteed Death Benefit Rider.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Maturity Date is the Policy Anniversary nearest the insured's 100th birthday.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of your Policy.

Premium

   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during the optional Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.

   Minimum Initial Premium is equal to 1/12th of the first year Guaranteed Death Benefit Premium for at least $100,000 of specified amount of insurance coverage, times the number of months between the Policy Date and the date the Policy is issued plus one month.
   Minimum Premium is the amount of premium which, if paid monthly in advance, will keep your Policy in force.

   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Premium or Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, First Ameritas, FALIC - First Ameritas Life Insurance Corp. of New York.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at FALIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

                                    THANK YOU
                       for reviewing this Prospectus. You
                          should also review the series
                           fund prospectuses for those
                         Subaccount variable investment
                        option underlying portfolios you
                                 wish to select.

                             IF YOU HAVE QUESTIONS,
                    wish to request a Statement of Additional
                    Information, or want information about a
                         Policy including a personalized
                        illustration, contact your sales
                     representative, or write or call us at:

                      for application and related questions
                 First Ameritas Life Insurance Corp. of New York
                              400 Rella Blvd, #304
                                Suffern, NY 10901
                            Telephone: 1-877-380-1586
                               Fax: 2-845-357-3612

                              for all other matters
                 First Ameritas Life Insurance Corp. of New York
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153

                 Interfund Transfer Request Fax: 1-402-467-7923
                            www.newyork.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.


       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

       A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about us and the Policy. You may obtain a copy without charge upon request to our toll-free telephone number shown to the left. Information about us (including the SAI), is available on the SEC's Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC's Public Reference Room, 450 Fifth St., NW, Washington, D.C. 20549-0102. (Direct questions to the SEC at 202-942-8090.)

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

Encore! II                             SEC Registration #: 811-09979; 333-39110

                                   Last Page

Statement of Additional Information:  May 1, 2003
to accompany Policy Prospectus dated:  May 1, 2003
VARIABLE LIFE INSURANCE POLICIES
offered through
FIRST AMERITAS
VARIABLE LIFE SEPARATE ACCOUNT


TABLE OF CONTENTS                               Page

About Our Company.1

Underwriter........................................2
Distribution of the Policy
More Information on Charges
         Waiver of Certain Charges
         Underwriting Procedure

Distribution of Materials..........................3
Advertising
Performance Data

Financial Statements...............................4
--------------------------------------------------------------------------------


Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                               First Ameritas Life
                           Insurance Corp. of New York
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                            www.newyork.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

         ABOUT OUR COMPANY

         First Ameritas Variable Life Separate Account was established as a separate investment account of First Ameritas Life Insurance Corp. of New York ("we, us, our, Ameritas") on March 21, 2000. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in this prospectus and are responsible for providing each Policy's insurance benefits. We are a stock life insurance company organized under the insurance laws of the State of New York in 1993. We are an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. Our home office address is 400 Rella Blvd., Suite 304, Suffern, New York, 10901 and are Service Office address and contact information is stated in the left column.

         We are engaged in the business of issuing life insurance, annuities and health insurance in the State of New York only. The Ameritas Acacia companies are a diversified family of financial services business offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.

                                     SAI:1

         UNDERWRITER


                  The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                    YEAR:       2000               2001             2002
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable life insurance commission we paid to AIC that                --          $24,345          $52,961
was paid to other broker-dealers and representatives
(not kept by AIC).
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable life insurance commission earned and kept by                 --               $0               $0
AIC.
---------------------------------------------------------- ---------------- ---------------- ----------------
Fees we paid to AIC for variable life insurance                       --             $499           $1,316
Principal Underwriter services.
---------------------------------------------------------- ---------------- ---------------- ----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products.

         Overture Encore! II: Commission may equal an amount up to 91% of target premium in the first year plus the cost of any riders and up to 4% of premiums paid in excess of the first year target premium. For Policy Years two through four, the commission may equal an amount up to 4% of premium paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Policy Value beginning in the fifth Policy Year.

Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

o        Underwriting Procedure

         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

                                     SAI:2

       If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

       The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

         PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

                                     SAI:3

         FINANCIAL STATEMENTS

          The statutory financial statements of First Ameritas Life Insurance Corp. of New York as of December 31, 2002 and 2001, and for the years then ended, and the financial statements of the Subaccounts of First Ameritas Variable Life Separate Account as of December 31, 2002, and for each of the periods in the two year period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein (which report on First Ameritas Life Insurance Corp. of New York expresses an unqualified opinion and includes an explanatory paragraph relating to the adoption of the National Association of Insurance Commissioners' Codification of Statutory Accounting Practices effective January 1, 2001 and the change in accounting practices relating to deferred taxes as a result of amendments to prescribed practices adopted by the Insurance Department of the State of New York effective January 1, 2002), and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:4

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
First Ameritas Life Insurance Corp. of New York
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise First Ameritas Variable Life Separate Account as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting First Ameritas Variable Life Separate Account as of December 31, 2002, and the results of their operations and changes in net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte and Touche LLP

Lincoln, Nebraska
March 17, 2003

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS
INVESTMENTS AT FAIR VALUE:
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio (Balanced) -
          13.784 shares at $11.29 per share  (cost $161)                                            $           156
       Alger American Leveraged AllCap Portfolio (Leveraged) -
          0.000 shares at $20.85 per share  (cost $0)                                                          ----
    American Century Variable Portfolios, Inc. (American Century):
       VP Income & Growth Fund (Income & Growth)
          813.949 shares at $5.16 per share  (cost $4,262)                                                    4,200
    Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
       Ameritas Emerging Growth Portfolio (Emerging Growth) -
          33.487 shares at $11.73 per share  (cost $554)                                                        393
       Ameritas Growth Portfolio (Growth) -
          151.722 shares at $32.00 per share  (cost $5,281)                                                   4,855
       Ameritas Growth With Income Portfolio (Growth with Income) -
          161.520 shares at $13.67 per share  (cost $2,623)                                                   2,208
       Ameritas Income & Growth Portfolio (Income and Growth) -
          25.967 shares at $9.12 per share  (cost $246)                                                         237
       Ameritas Index 500 Portfolio (Index 500) -
          161.113 shares at $95.07 per share  (cost $17,689)                                                 15,317
       Ameritas MidCap Growth Portfolio (MidCap) -
          178.648 shares at $21.38 per share  (cost $4,836)                                                   3,819
       Ameritas Money Market Portfolio (Money Market) -
          88,009.910 shares at $1.00 per share  (cost $88,010)                        $    88,010
            Dividends Receivable                                                                6
                                                                                     --------------
               Total                                                                                         88,016
       Ameritas Research Portfolio (Research) -
          232.813 shares at $12.20 per share  (cost $2,904)                                                   2,840
       Ameritas Select Portfolio (Select) -
          108.467 shares at $15.33 per share  (cost $1,670)                                                   1,663
       Ameritas Small Capitalization Portfolio (Small Cap) -
          16.789 shares at $19.04 per share  (cost $351)                                                        320
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
          0.000 shares at $17.79 per share  (cost $0)                                                          ----
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
          1,965.700 shares at $1.500 per share  (cost $3,188)                                                 2,948
       CVS Income Portfolio (Income) -
          0.000 shares at $15.46 per share  (cost $0)                                                          ----
       CVS Social International Equity Portfolio (Intl. Equity) -
          97.291 shares at $10.92 per share  (cost $1,289)                                                    1,062



                                      FS-2


                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc. Calvert Portfolios (Calvert), continued:
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
          64.206 shares at $18.31 per share  (cost $1,442)                                          $         1,176
       CVS Social Small Cap Growth Portfolio (Small Cap) -
          222.056 shares at $11.03 per share  (cost $3,222)                                                   2,449
       CVS Social Equity Portfolio (Equity) -
          0.000 shares at $12.95 per share  (cost $0)                                                          ----
    Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Service Class 2 (Equity-Income SC2) -
          235.010 shares at $18.00 per share  (cost $4,996)                                                   4,230
       VIP Growth Portfolio: Service Class 2 (Growth SC2) -
          131.705 shares at $23.21 per share  (cost $3,735)                                                   3,057
       VIP High Income Portfolio: Service Class 2 (High Income SC2) -
          55.045 shares at $5.87 per share  (cost $305)                                                         323
       VIP Overseas Portfolio: Service Class 2 (Overseas SC2) -
          8.956 shares at $10.90 per share  (cost $115)                                                          98
       VIP Asset Manager Portfolio: Service Class 2 (Asset Mgr. SC2) -
          211.231 shares at $12.59 per share  (cost $2,780)                                                   2,659
       VIP Investment Grade Bond Portfolio: Service Class 2 (Inv. Bond SC2) -
          2,350.025 shares at $13.57 per share  (cost $31,166)                                               31,890
       VIP Contrafund Portfolio: Service Class 2 (Contrafund SC2) -
          13.130 shares at $17.95 per share  (cost $239)                                                        236
       VIP Asset Manager: Growth Portfolio: Service Class 2 (Asset Mgr. Gr. SC2) -
          0.000 shares at $10.21 per share  (cost $0)                                                          ----
    INVESCO Variable Investment Funds, Inc. (Invesco):
       VIF-Dynamics Fund (Dynamics) -
          163.597 shares at $8.54 per share  (cost $1,421)                                                    1,397
    MFS Variable Insurance Trust (MFS):
       Strategic Income Series (Strategic Inc.) -
          310.072 shares at $10.53 per share  (cost $3,230)                                                   3,265
       Utilities Series (Utilities) -
          127.881 shares at $12.03 per share  (cost $1,600)                                                   1,538
       New Discovery Series (New Discovery) -
          242.912 shares at $10.44 per share  (cost $3,101)                                                   2,536
    The Universal Institutional Funds, Inc. (Morgan Stanley):
       Emerging Markets Equity Portfolio (Emerging Markets)  -
          7.094 shares at $6.04 per share  (cost $52)                                                            43
       Global Value Equity Portfolio (Global Equity) -
          343.374 shares at $9.84 per share  (cost $3,541)                                                    3,379


                                      FS-3


                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    The Universal Institutional Funds, Inc. (Morgan Stanley), continued:
       International Magnum Portfolio (Intl. Magnum) -
          19.328 shares at $7.78 per share  (cost $151)                                             $           150
       U.S. Real Estate Portfolio (U.S. Real Estate) -
          30.798 shares at $11.33 per share  (cost $372)                                                        349
    Salomon Brothers Variable Series Funds Inc. (Salomon):
       Variable All Cap Fund (All Cap)  -
          122.813 shares at $11.26 per share  (cost $1,428)                                                   1,383
    Summit Mutual Funds, Inc. Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap)  -
          0.000 shares at $39.29 per share  (cost $0)                                                          ----
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
          1.942 shares at $37.52 per share  (cost $74)                                                           73
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
          29.477 shares at $13.94 per share  (cost $386)                                                        411
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value)  -
          0.000 shares at $14.99 per share  (cost $0)                                                          ----
                                                                                                   -----------------
    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                  $       188,676
                                                                                                   =================




The accompanying notes are an integral part of these financial statements.

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Alger
                                                                              --------------------------------------

                                                                                            Balanced
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $              1   $           ----
   Mortality and expense risk charge                                                       ----               ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                   1               ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                            (2)              ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                      (2)              ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                               (6)              ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $             (7)  $           ----
                                                                              ================== ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $              1   $           ----
   Net realized gain(loss)                                                                   (2)              ----
   Net change in unrealized appreciation/depreciation                                        (6)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                           (7)              ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                       78               ----
   Subaccounts transfers (including fixed account), net                                     143               ----
   Transfers for policyowner benefits and terminations                                      (19)              ----
   Policyowner maintenance charges                                                          (39)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                        163               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                      156               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $            156   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                Alger                            American Century                           Ameritas
-------------------------------------- -------------------------------------- --------------------------------------

              Leveraged                           Income & Growth                        Emerging Growth
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           ----    $           ----   $           ----   $           ----    $           ----   $           ----
               (1)               ----                 (2)              ----                  (4)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
               (1)               ----                 (2)              ----                  (4)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
             (254)               ----               ----               ----                 (49)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             (254)               ----               ----               ----                 (49)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             ----                ----                (62)              ----                (162)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $           (255)   $           ----   $            (64)  $           ----    $           (215)  $           ----
=================== ================== ================== =================== ================== ===================





 $             (1)   $           ----   $             (2)  $           ----    $             (4)  $           ----
             (254)               ----               ----               ----                 (49)              ----
             ----                ----                (62)              ----                (162)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             (255)               ----                (64)              ----                (215)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----              2,514               ----                ----               ----
              274                ----              1,769               ----                 807               ----
             ----                ----               ----               ----                ----               ----
              (19)               ----                (19)              ----                (199)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              255                ----              4,264               ----                 608               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             ----                ----              4,200               ----                 393               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           ----    $           ----   $          4,200   $           ----    $            393   $           ----
=================== ================== ================== =================== ================== ===================

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                             Growth
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                         (8)              ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                  (8)              ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                           (52)              ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                     (52)              ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                             (426)              ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           (486)  $           ----
                                                                              ================== ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $             (8)  $           ----
   Net realized gain(loss)                                                                  (52)              ----
   Net change in unrealized appreciation/depreciation                                      (426)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         (486)              ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    2,538               ----
   Subaccounts transfers (including fixed account), net                                   3,116               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                         (313)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                      5,341               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                    4,855               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $          4,855   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                      Ameritas
--------------------------------------------------------------------------------------------------------------------

         Growth with Income                      Income and Growth                          Index 500
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ -------------------- ------------------ -------------------
 $             12    $           ----   $              1   $           ----    $            228   $              5
              (12)               ----                 (1)              ----                 (63)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             ----                ----               ----               ----                 165                  5
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----                 11
              (53)               ----               (289)              ----                 (25)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              (53)               ----               (289)              ----                 (25)                11
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             (415)               ----                 (9)              ----              (2,361)               (11)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $           (468)   $           ----   $           (298)  $           ----    $         (2,221)  $              5
=================== ================== ================== =================== ================== ===================





 $           ----    $           ----   $           ----   $           ----    $            165   $              5
              (53)               ----               (289)              ----                 (25)                11
             (415)               ----                 (9)              ----              (2,361)               (11)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             (468)               ----               (298)              ----              (2,221)                 5
------------------- ------------------ ------------------ -------------------- ------------------ -------------------


              193                ----                279               ----              16,101              1,314
            2,942                ----                351               ----               1,938                130
              (19)               ----               ----               ----                 (39)              ----
             (440)               ----                (95)              ----              (1,769)              (142)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            2,676                ----                535               ----              16,231              1,302
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            2,208                ----                237               ----              14,010              1,307
             ----                ----               ----               ----               1,307               ----
------------------- ------------------ ------------------ -------------------- ------------------ -------------------
 $          2,208    $           ----   $            237   $           ----    $         15,317   $          1,307
=================== ================== ================== =================== ================== ===================

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                             MidCap
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                        (19)              ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                 (19)              ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                           (74)              ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                     (74)              ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           (1,016)              ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         (1,109)  $           ----
                                                                              ================== ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            (19)  $           ----
   Net realized gain(loss)                                                                  (74)              ----
   Net change in unrealized appreciation/depreciation                                    (1,016)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       (1,109)              ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                      447               ----
   Subaccounts transfers (including fixed account), net                                   5,027               ----
   Transfers for policyowner benefits and terminations                                      (19)              ----
   Policyowner maintenance charges                                                         (527)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                      4,928               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                    3,819               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $          3,819   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                     Ameritas
--------------------------------------------------------------------------------------------------------------------

            Money Market                             Research                                Select
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          1,619    $            377   $             11   $           ----    $              1   $           ----
             (716)               (116)                (1)              ----                  (2)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              903                 261                 10               ----                  (1)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
             ----                ----                 (3)              ----                (248)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             ----                ----                 (3)              ----                (248)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             ----                ----                (64)              ----                  (7)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $            903    $            261   $            (57)  $           ----    $           (256)  $           ----
=================== ================== ================== =================== ================== ===================





 $            903    $            261   $             10   $           ----    $             (1)  $           ----
             ----                ----                 (3)              ----                (248)              ----
             ----                ----                (64)              ----                  (7)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

              903                 261                (57)              ----                (256)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          177,259              67,544              1,674               ----                 838               ----
         (146,356)               (130)             1,255               ----               1,119               ----
             ----                  10               ----               ----                ----               ----
           (9,360)             (2,115)               (32)              ----                 (38)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           21,543              65,309              2,897               ----               1,919               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           22,446              65,570              2,840               ----               1,663               ----
           65,570                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $         88,016    $         65,570   $          2,840   $           ----    $          1,663   $           ----
=================== ================== ================== =================== ================== ===================

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                            Small Cap
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                         (1)              ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                  (1)              ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                           (12)              ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                     (12)              ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                              (32)              ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $            (45)  $           ----
                                                                              ================== ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:

   Net investment income(loss)                                                 $             (1)  $           ----
   Net realized gain(loss)                                                                  (12)              ----
   Net change in unrealized appreciation/depreciation                                       (32)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                          (45)              ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                       82               ----
   Subaccounts transfers (including fixed account), net                                     395               ----
   Transfers for policyowner benefits and terminations                                      (38)              ----
   Policyowner maintenance charges                                                          (74)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                        365               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                      320               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $            320   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

              Balanced                             Intl. Equity                              Mid Cap
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $             87    $           ----   $           ----   $           ----    $           ----   $           ----
              (15)               ----                 (5)              ----                  (5)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
               72                ----                 (5)              ----                  (5)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
             (293)               ----                (29)              ----                 (46)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             (293)               ----                (29)              ----                 (46)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             (240)               ----               (227)              ----                (267)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $           (461)   $           ----   $           (261)  $           ----    $           (318)  $           ----
=================== ================== ================== =================== ================== ===================





 $             72    $           ----   $             (5)  $           ----    $             (5)  $           ----
             (293)               ----                (29)              ----                 (46)              ----
             (240)               ----               (227)              ----                (267)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             (461)               ----               (261)              ----                (318)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                  77               ----
            3,883                ----              1,485               ----               1,629               ----
              (21)               ----               ----               ----                 (19)              ----
             (453)               ----               (162)              ----                (193)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            3,409                ----              1,323               ----               1,494               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            2,948                ----              1,062               ----               1,176               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          2,948    $           ----   $          1,062   $           ----    $          1,176   $           ----
=================== ================== ================== =================== ================== ===================

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                            Small Cap
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $             41   $           ----
   Mortality and expense risk charge                                                        (10)              ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                  31               ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                           51               ----
   Net realized gain(loss) on sale of fund shares                                           (34)              ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                      17               ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                             (772)              ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           (724)  $           ----
                                                                              ================== ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $             31   $           ----
   Net realized gain(loss)                                                                   17               ----
   Net change in unrealized appreciation/depreciation                                      (772)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         (724)              ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                      241               ----
   Subaccounts transfers (including fixed account), net                                   3,087               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                         (155)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                      3,173               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                    2,449               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $          2,449   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

          Equity-Income SC2                         Growth SC2                           High Income SC2
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $             20    $           ----   $           ----   $           ----    $           ----   $           ----
              (21)               ----                (12)              ----                  (1)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
               (1)               ----                (12)              ----                  (1)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


               28                ----               ----               ----                ----               ----
             (110)               ----                (30)              ----                   3               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              (82)               ----                (30)              ----                   3               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             (766)               ----               (678)              ----                  18               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $           (849)   $           ----   $           (720)  $           ----    $             20   $           ----
=================== ================== ================== =================== ================== ===================





 $             (1)   $           ----   $            (12)  $           ----    $             (1)  $           ----
              (82)               ----                (30)              ----                   3               ----
             (766)               ----               (678)              ----                  18               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             (849)               ----               (720)              ----                  20               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


               50                ----                404               ----                 206               ----
            5,774                ----              3,636               ----                 201               ----
             ----                ----               ----               ----                 (41)              ----
             (745)               ----               (263)              ----                 (63)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            5,079                ----              3,777               ----                 303               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            4,230                ----              3,057               ----                 323               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          4,230    $           ----   $          3,057   $           ----    $            323   $           ----
=================== ================== ================== =================== ================== ===================

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                          Overseas SC2
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                       ----               ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                ----               ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                            (6)              ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                      (6)              ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                              (18)              ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $            (24)  $           ----
                                                                              ================== ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                   (6)              ----
   Net change in unrealized appreciation/depreciation                                       (18)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                          (24)              ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                       83               ----
   Subaccounts transfers (including fixed account), net                                      92               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                          (53)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                        122               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                       98               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $             98   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

           Asset Mgr. SC2                          Inv. Bond SC2                         Contrafund SC2
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           ----    $           ----   $           ----   $           ----    $           ----   $           ----
              (11)               ----                (30)              ----                  (1)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              (11)               ----                (30)              ----                  (1)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
              (20)               ----                  1               ----                (184)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
              (20)               ----                  1               ----                (184)              ----
------------------- ------------------ ------------------ -------------------- ------------------ -------------------

             (121)               ----                724               ----                  (4)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $           (152)   $           ----   $            695   $           ----    $           (189)  $           ----
=================== ================== ================== ==================== ================== ===================





 $            (11)   $           ----   $            (30)  $           ----    $             (1)  $           ----
              (20)               ----                  1               ----                (184)              ----
             (121)               ----                724               ----                  (4)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             (152)               ----                695               ----                (189)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----             18,020               ----                 193               ----
            3,144                ----             13,469               ----                 280               ----
             ----                ----                (20)              ----                ----               ----
             (333)               ----               (274)              ----                 (48)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            2,811                ----             31,195               ----                 425               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            2,659                ----             31,890               ----                 236               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          2,659    $           ----   $         31,890   $           ----    $            236   $           ----
=================== ================== ================== =================== ================== ===================

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                       Asset Mgr. Gr. SC2
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                       ----               ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                ----               ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                          ----               ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                    ----               ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                             ----               ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           ----   $           ----
                                                                              ================== ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           ----   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         ----               ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                     ----               ----
   Subaccounts transfers (including fixed account), net                                      39               ----
   Transfers for policyowner benefits and terminations                                      (39)              ----
   Policyowner maintenance charges                                                         ----               ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                       ----               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                     ----               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $           ----   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


               Invesco                                                     MFS
-------------------------------------- -----------------------------------------------------------------------------

              Dynamics                            Strategic Inc.                            Utilities
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           ----    $           ----   $           ----   $           ----    $              1   $           ----
               (1)               ----                 (1)              ----                  (4)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
               (1)               ----                 (1)              ----                  (3)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
             (147)               ----               ----               ----                  (8)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             (147)               ----               ----               ----                  (8)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

              (24)               ----                 35               ----                 (62)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $           (172)   $           ----   $             34   $           ----    $            (73)  $           ----
=================== ================== ================== =================== ================== ===================





 $             (1)   $           ----   $             (1)  $           ----    $             (3)  $           ----
             (147)               ----               ----               ----                  (8)              ----
              (24)               ----                 35               ----                 (62)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             (172)               ----                 34               ----                 (73)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


              838                ----              1,688               ----                 395               ----
              745                ----              1,562               ----               1,365               ----
             ----                ----               ----               ----                 (20)              ----
              (14)               ----                (19)              ----                (129)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            1,569                ----              3,231               ----               1,611               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            1,397                ----              3,265               ----               1,538               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          1,397    $           ----   $          3,265   $           ----    $          1,538   $           ----
=================== ================== ================== =================== ================== ===================

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               MFS
                                                                              --------------------------------------

                                                                                          New Discovery
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                        (10)              ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                 (10)              ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                           (34)              ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                     (34)              ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                             (565)              ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           (609)  $           ----
                                                                              ================== ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $            (10)  $           ----
   Net realized gain(loss)                                                                  (34)              ----
   Net change in unrealized appreciation/depreciation                                      (565)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         (609)              ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                      254               ----
   Subaccounts transfers (including fixed account), net                                   3,075               ----
   Transfers for policyowner benefits and terminations                                      (19)              ----
   Policyowner maintenance charges                                                         (165)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                      3,145               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                    2,536               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $          2,536   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                   Morgan Stanley
--------------------------------------------------------------------------------------------------------------------

          Emerging Markets                         Global Equity                          Intl. Magnum

-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $           ----    $           ----   $             34   $           ----    $              2   $           ----
             ----                ----                 (6)              ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             ----                ----                 28               ----                   2               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----                 38               ----                ----               ----
               (3)               ----                 (9)              ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
               (3)               ----                 29               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

              (10)               ----               (162)              ----                  (1)              ----
------------------- ------------------ ------------------ -------------------- ------------------ -------------------


 $            (13)   $           ----   $           (105)  $           ----    $              1   $           ----
=================== ================== ================== =================== ================== ===================





 $           ----    $           ----   $             28   $           ----    $              2   $           ----
               (3)               ----                 29               ----                ----               ----
              (10)               ----               (162)              ----                  (1)              ----
------------------- ------------------ ------------------ -------------------- ------------------ -------------------

              (13)               ----               (105)              ----                   1               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----              1,701               ----                ----               ----
               76                ----              2,026               ----                 149               ----
             ----                ----               ----               ----                ----               ----
              (20)               ----               (243)              ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
               56                ----              3,484               ----                 149               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

               43                ----              3,379               ----                 150               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $             43    $           ----   $          3,379   $           ----    $            150   $           ----
=================== ================== ================== =================== ================== ===================

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Morgan Stanley
                                                                              --------------------------------------

                                                                                        U.S. Real Estate
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $             11   $           ----
   Mortality and expense risk charge                                                         (1)              ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                  10               ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                            7               ----
   Net realized gain(loss) on sale of fund shares                                            (5)              ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                       2               ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                              (23)              ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $            (11)  $           ----
                                                                              ================== ===================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $             10   $           ----
   Net realized gain(loss)                                                                    2               ----
   Net change in unrealized appreciation/depreciation                                       (23)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                          (11)              ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                      274               ----
   Subaccounts transfers (including fixed account), net                                     215               ----
   Transfers for policyowner benefits and terminations                                      (40)              ----
   Policyowner maintenance charges                                                          (89)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                        360               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                      349               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $            349   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

               Salomon                                                    Summit
-------------------------------------- -----------------------------------------------------------------------------

               All Cap                           Russell Small Cap                      Nasdaq-100 Index
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $              7    $           ----   $           ----   $           ----    $           ----   $           ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
                7                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                ----               ----               ----                ----               ----
             ----                ----               ----               ----                   3               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
             ----                ----               ----               ----                   3               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

              (45)               ----                 (1)              ----                  26               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


 $            (38)   $           ----   $             (1)  $           ----    $             29   $           ----
=================== ================== ================== =================== ================== ===================





 $              7    $           ----   $           ----   $           ----    $           ----   $           ----
             ----                ----               ----               ----                   3               ----
              (45)               ----                 (1)              ----                  26               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

              (38)               ----                 (1)              ----                  29               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


              837                ----               ----               ----                ----               ----
              590                ----                 74               ----                 409               ----
             ----                ----               ----               ----                ----               ----
               (6)               ----               ----               ----                 (27)              ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
            1,421                ----                 74               ----                 382               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            1,383                ----                 73               ----                 411               ----
             ----                ----               ----               ----                ----               ----
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $          1,383    $           ----   $             73   $           ----    $            411   $           ----
=================== ================== ================== =================== ================== ===================

                                 FIRST AMERITAS
                         VARIABLE LIFE SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

1.  ORGANIZATION

    The First Ameritas Variable Life Separate Account (the Account) began operations during 2001 as a separate investment account within First Ameritas Life Insurance Corp. of New York (the Company), a wholly owned subsidiary of Ameritas Life Insurance Corp. (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are held by the Company and are segregated from all of the Company's other assets and are used only to support the variable life product issued by the Company.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2002, there are forty-one subaccounts available within the Account.

    Fred Alger Management, Inc. (Advisor)                     Ameritas Investment Corp. (See Note 4),
      Alger (Fund)                                            continued
       *Balanced (Subaccount)                                   Ameritas, continued
        (Commenced May 6, 2002)                                  *Money Market
       *Leveraged                                                 (Commenced September 5, 2001)
        (Commenced September 17, 2002)                           *Research
                                                                  (Commenced May 6, 2002)
    American Century Investment                                  *Select
    Management, Inc.                                              (Commenced September 17, 2002)
      American Century                                           *Small Cap
       *Income & Growth                                           (Commenced January 15, 2002)
        (Commenced December 9, 2002)                             *Small Co. Equity (A)

    Ameritas Investment Corp. (See Note 4)                    Calvert Asset Management Company, Inc.
      Ameritas                                                (See Note 4)
       *Emerging Growth                                         Calvert
        (Commenced January 22, 2002)                             *Balanced
       *Growth                                                    (Commenced May 13, 2002)
        (Commenced January 22, 2002)                             *Income (A)
       *Growth with Income                                       *Intl. Equity
        (Commenced January 22, 2002)                              (Commenced May 13, 2002)
       *Income and Growth                                        *Mid Cap
        (Commenced January 15, 2002)                              (Commenced May 6, 2002)
       *Index 500                                                *Small Cap
        (Commenced September 25, 2001)                            (Commenced May 13, 2002)
       *MidCap                                                   *Equity (A)
        (Commenced January 22, 2002)

                                     FS-23


1.  ORGANIZATION, continued

    Fidelity Management & Research Company                    Morgan Stanley Investment Management
      Fidelity                                                Inc. dba "Van Kampen"
       *Equity-Income SC2                                       Morgan Stanley
        (Commenced January 22, 2002)                             *Emerging Markets.
       *Growth SC2                                                (Commenced May 6, 2002)
        (Commenced January 15, 2002)                             *Global Equity
       *High Income SC2                                           (Commenced January 22, 2002)
        (Commenced May 6, 2002)                                  *Intl. Magnum
       *Overseas SC2                                              (Commenced December 17, 2002)
        (Commenced January 15, 2002)                             *U.S. Real Estate
       *Asset Mgr. SC2                                            (Commenced January 15, 2002)
        (Commenced May 16, 2002)
       *Inv. Bond SC2                                         Salomon Brothers Asset Management Inc.
        (Commenced July 1, 2002)                                Salomon
       *Contrafund SC2                                           *All Cap
        (Commenced July 8, 2002)                                  (Commenced December 9, 2002)
       *Asset Mgr. Gr. SC2
        (Commenced August 21, 2002)                           Summit Investment Partners, Inc.
                                                                Summit
    INVESCO Funds Group, Inc.                                    *S&P MidCap (A)
      Invesco                                                    *Russell Small Cap
       *Dynamics                                                  (Commenced December 17, 2002)
        (Commenced September 17, 2002)                           *Nasdaq-100 Index
                                                                  (Commenced September 19, 2002)
    Massachusetts Financial Services Company
      MFS                                                     EQSF Advisers, Inc.
       *Strategic Inc. (formerly Global Govern.)                Third Avenue
        (Commenced July 1, 2002)                                 *Value (A)
       *Utilities
        (Commenced January 15, 2002)
       *New Discovery
        (Commenced May 6, 2002)

    (A) These subaccounts have had no activity since inception.

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company has the right to charge the Account any federal income taxes, or provisions for federal income taxes, attributed to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, the Company does not make a charge for income taxes or other taxes.

3.  CHARGES

    The Company charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in these financial statements.

4.  RELATED PARTIES

    The Ameritas subaccounts are managed by Ameritas Investment Corp., an affiliate of the Company. During the periods ended December 31, 2002 and 2001, these subaccounts incurred advisory fees of approximately $2,800 and $80, payable to Ameritas Investment Corp. Other affiliates of the Company also provided administrative services to these subaccounts during 2002 and 2001 of approximately $600 and $10.

    During the periods ended December 31, 2002 and 2001, the Calvert subaccounts incurred investment advisory fees of approximately $50 and $0, respectively, to Calvert Asset Management Company, Inc., an affiliate of the Company, which serves as the investment advisor.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2002 were as follows:

                                                                          Purchases                   Sales
                                                                    ----------------------    ----------------------
    Alger:
      Balanced                                                        $              231        $               68
      Leveraged                                                                    3,614                     3,360

    American Century:
      Income & Growth                                                              4,282                        20



                                     FS-25


5.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                          Purchases                   Sales
                                                                    ----------------------    ----------------------
    Ameritas:
      Emerging Growth                                                 $              793        $              189
      Growth                                                                       5,593                       260
      Growth with Income                                                           3,103                       427
      Income and Growth                                                            3,177                     2,642
      Index 500                                                                   16,594                       198
      MidCap                                                                       5,335                       424
      Money Market                                                               164,892                   142,445
      Research                                                                     2,941                        34
      Select                                                                       3,122                     1,205
      Small Cap                                                                      493                       129

    Calvert:
      Balanced                                                                     5,981                     2,499
      Intl. Equity                                                                 1,486                       167
      Mid Cap                                                                      1,716                       227
      Small Cap                                                                    3,421                       165

    Fidelity:
      Equity-Income SC2                                                            5,927                       821
      Growth SC2                                                                   3,948                       183
      High Income SC2                                                                406                       103
      Overseas SC2                                                                   174                        53
      Asset Mgr. SC2                                                               3,145                       344
      Inv. Bond SC2                                                               31,418                       254
      Contrafund SC2                                                               3,145                     2,722
      Asset Mgr. Gr. SC2                                                              59                        59

    Invesco:
      Dynamics                                                                     2,893                     1,325

    MFS:
      Strategic Inc.                                                               3,245                        15
      Utilities                                                                    1,706                        97
      New Discovery                                                                3,325                       190

    Morgan Stanley:
      Emerging Markets                                                                75                        20
      Global Equity                                                                3,889                       339
      Intl. Magnum                                                                   151                      ----
      U.S. Real Estate                                                               500                       123

    Salomon:
      All Cap                                                                      1,434                         6


                                     FS-26


5.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                          Purchases                   Sales
                                                                    ----------------------    ----------------------
    Summit:
      Russell Small Cap                                               $               74        $             ----
      Nasdaq-100 Index                                                               410                        27

6.  UNIT VALUES

A summary of unit values, units, net assets at December 31 and investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the periods ended December 31 follows (amounts have been rounded):

                                                                                     Expenses
                                                                           Inv.      as a % of
                                 Unit                        Net Assets   Income      Average            Total
                              Value ($)           Units          ($)      Ratio %    Net Assets         Return %
                          ------------------ -------------- ------------ --------- --------------- ------------------
                             Min     Max                                             Min     Max      Min      Max
Alger:
Balanced
2002                        11.43   11.43            14            156     1.02     0.70    0.70    (6.87)   (6.87)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Leveraged
2002                         ----    ----          ----           ----     ----     0.70    0.70    (7.87)   (7.87)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

American Century:
Income & Growth
2002                         5.16    5.16           814          4,200     ----     0.70    0.70    (0.81)   (0.81)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Ameritas:
Emerging Growth
2002                        11.65   11.65            34            393     ----     0.70    0.70   (31.36)  (31.36)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Growth
2002                        31.78   31.78           153          4,855     ----     0.70    0.70   (31.47)  (31.47)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Growth with Income
2002                        13.65   13.65           162          2,208     0.66     0.70    0.70   (20.48)  (20.48)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----


                                     FS-27

6.  UNIT VALUES, continued
                                                                                     Expenses
                                                                           Inv.      as a % of
                                 Unit                        Net Assets   Income      Average            Total
                              Value ($)           Units          ($)      Ratio %    Net Assets         Return %
                          ------------------ -------------- ------------ --------- --------------- ------------------
                             Min     Max                                             Min     Max      Min      Max
Ameritas, continued:
Income and Growth
2002                        9.10     9.10            26            237     0.35     0.70    0.70   (30.66)  (30.66)
2001                        ----     ----          ----           ----     ----     ----    ----    ----     ----

Index 500
2002                      100.33   100.33           153         15,317     2.46     0.70    0.70   (22.84)  (22.84)
2001                      130.04   130.04            10          1,307     1.12     0.70    0.70    13.51    13.51

MidCap
2002                       21.24    21.24           180          3,819     ----     0.70    0.70   (26.86)  (26.86)
2001                        ----     ----          ----           ----     ----     ----    ----    ----     ----

Money Market
2002                        1.01     1.01        86,789         88,016     1.62     0.70    0.70     0.90     0.90
2001                        1.01     1.01        65,235         65,570      .72     0.70    0.70     0.51     0.51

Research
2002                       12.19    12.19           233          2,840     2.67     0.70    0.70   (18.04)  (18.04)
2001                        ----     ----          ----           ----     ----     ----    ----    ----     ----

Select
2002                       15.31    15.31           109          1,663     0.07     0.70    0.70    (2.15)   (2.15)
2001                        ----     ----          ----           ----     ----     ----    ----    ----     ----

Small Cap
2002                       18.89    18.89            17            320     ----     0.70    0.70   (33.31)  (33.31)
2001                        ----     ----          ----           ----     ----     ----    ----    ----     ----

Calvert:
Balanced
2002                        1.54     1.54         1,917          2,948     2.49     0.70    0.70    (8.70)   (8.70)
2001                        ----     ----          ----           ----     ----     ----    ----    ----     ----

Intl. Equity
2002                       10.87    10.87            98          1,062     ----     0.70    0.70   (17.83)  (17.83)
2001                        ----     ----          ----           ----     ----     ----    ----    ----     ----

MidCap
2002                       18.23    18.23            64          1,176     ----     0.70    0.70   (18.52)  (18.52)
2001                        ----     ----          ----           ----     ----     ----    ----    ----     ----

                                     FS-28

6.  UNIT VALUES, continued

                                                                                     Expenses
                                                                           Inv.      as a % of
                                 Unit                        Net Assets   Income      Average            Total
                              Value ($)           Units          ($)      Ratio %    Net Assets         Return %
                          ------------------ -------------- ------------ --------- --------------- ------------------
                             Min     Max                                             Min     Max      Min      Max
Calvert, continued:
Small Cap
2002                        11.41   11.41           215          2,449     1.80     0.70    0.70   (27.22)  (27.22)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Fidelity:
Equity-Income SC2
2002                        18.59   18.59           227          4,230     0.61     0.70    0.70   (15.36)  (15.36)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Growth SC2
2002                        23.07   23.07           132          3,057     ----     0.70    0.70   (30.75)  (30.75)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

High Income SC2
2002                         5.84    5.84            55            323     ----     0.70    0.70     1.75     1.75
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Overseas SC2
2002                        10.90   10.90             9             98     ----     0.70    0.70   (18.99)  (18.99)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Asset Mgr. SC2
2002                        12.54   12.54           212          2,659     ----     0.70    0.70    (6.94)   (6.94)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Inv. Bond SC2
2002                        13.52   13.52         2,359         31,890     ----     0.70    0.70     6.37     6.37
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Contrafund SC2
2002                        17.91   17.91            13            236     ----     0.70    0.70    (7.97)   (7.97)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Asset Mgr. Gr. SC2
2002                         ----    ----          ----           ----     ----     0.70    0.70    (1.68)   (1.68)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Invesco:
Dynamics
2002                         8.54    8.54           164          1,397     ----     0.70    0.70   (12.29)  (12.29)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

                                     FS-29


6.  UNIT VALUES, continued

                                                                                     Expenses
                                                                           Inv.      as a % of
                                 Unit                        Net Assets   Income      Average            Total
                              Value ($)           Units          ($)      Ratio %    Net Assets         Return %
                          ------------------ -------------- ------------ --------- --------------- ------------------
                             Min     Max                                             Min     Max      Min      Max
MFS:
Strategic Inc.
2002                        10.49   10.49           311          3,265     ----     0.70    0.70     5.79     5.79
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Utilities
2002                        12.23   12.23           126          1,538     0.09     0.70    0.70   (20.63)  (20.63)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

New Discovery
2002                        10.39   10.39           244          2,536     ----     0.70    0.70   (22.21)  (22.21)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Morgan Stanley:
Emerging Markets
2002                         6.02    6.02             7             43     ----     0.70    0.70   (18.50)  (18.50)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Global Equity
2002                        10.02   10.02           337          3,379     3.41     0.70    0.70   (15.67)  (15.67)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Intl. Magnum
2002                         7.87    7.87            19            150     1.33     0.70    0.70     0.63     0.63
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

U.S. Real Estate
2002                        11.90   11.90            29            349     6.89     0.70    0.70    (1.74)   (1.74)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Salomon:
All Cap
2002                        11.31   11.31           122          1,383     0.49     0.70    0.70    (1.98)   (1.98)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

Summit:
Russell Small Cap
2002                        37.53   37.53             2             73     ----     0.70    0.70    (1.93)   (1.93)
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----


                                     FS-30


6.  UNIT VALUES, continued

                                                                                     Expenses
                                                                           Inv.      as a % of
                                 Unit                        Net Assets   Income      Average            Total
                              Value ($)           Units          ($)      Ratio %    Net Assets         Return %
                          ------------------ -------------- ------------ --------- --------------- ------------------
                             Min     Max                                             Min     Max      Min      Max
Summit, continued:
Nasdaq-100 Index
2002                        13.91   13.91            29            411     ----     0.70    0.70    13.81    13.81
2001                         ----    ----          ----           ----     ----     ----    ----    ----     ----

7.  CHANGES  IN UNITS  OUTSTANDING
    The  changes  in units  outstanding  were as follows:

                                                     2002                     2001
                                              --------------------     --------------------
    Alger:
    Balanced
    Units issued                                              19                     ----
    Units redeemed                                            (5)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                    14                     ----
                                              ====================     ====================

    Leveraged
    Units issued                                             161                     ----
    Units redeemed                                          (161)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                  ----                     ----
                                              ====================     ====================

    American Century:
    Income & Growth
    Units issued                                             821                     ----
    Units redeemed                                            (7)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   814                     ----
                                              ====================     ====================

    Ameritas:
    Emerging Growth
    Units issued                                              83                     ----
    Units redeemed                                           (49)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                    34                     ----
                                              ====================     ====================

    Growth
    Units issued                                             187                     ----
    Units redeemed                                           (34)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   153                     ----
                                              ====================     ====================

    Growth with Income
    Units issued                                             243                     ----
    Units redeemed                                           (81)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   162                     ----
                                              ====================     ====================



                                     FS-31


7.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2002                     2001
                                              --------------------     --------------------
    Ameritas, continued:
    Income and Growth
    Units issued                                             341                     ----
    Units redeemed                                          (315)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                    26                     ----
                                              ====================     ====================

    Index 500
    Units issued                                             160                       10
    Units redeemed                                           (17)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   143                       10
                                              ====================     ====================

    MidCap
    Units issued                                             243                     ----
    Units redeemed                                           (63)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   180                     ----
                                              ====================     ====================

    Money Market
    Units issued                                         297,242                  133,714
    Units redeemed                                      (275,688)                 (68,479)
                                              --------------------     --------------------
    Net increase(decrease)                                21,554                   65,235
                                              ====================     ====================

    Research
    Units issued                                             236                     ----
    Units redeemed                                            (3)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   233                     ----
                                              ====================     ====================

    Select
    Units issued                                             203                     ----
    Units redeemed                                           (94)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   109                     ----
                                              ====================     ====================

    Small Cap
    Units issued                                              23                     ----
    Units redeemed                                            (6)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                    17                     ----
                                              ====================     ====================

    Calvert:
    Balanced
    Units issued                                           3,618                     ----
    Units redeemed                                        (1,701)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                 1,917                     ----
                                              ====================     ====================

                                     FS-32


7.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2002                     2001
                                              --------------------     --------------------
    Calvert, continued:
    Intl. Equity
    Units issued                                             113                     ----
    Units redeemed                                           (15)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                    98                     ----
                                              ====================     ====================

    MidCap
    Units issued                                              75                     ----
    Units redeemed                                           (11)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                    64                     ----
                                              ====================     ====================

    Small Cap
    Units issued                                             228                     ----
    Units redeemed                                           (13)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   215                     ----
                                              ====================     ====================

    Fidelity:
    Equity-Income SC2
    Units issued                                             317                     ----
    Units redeemed                                           (90)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   227                     ----
                                              ====================     ====================

    Growth SC2
    Units issued                                             143                     ----
    Units redeemed                                           (11)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   132                     ----
                                              ====================     ====================

    High Income SC2
    Units issued                                              74                     ----
    Units redeemed                                           (19)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                    55                     ----
                                              ====================     ====================

    Overseas SC2
    Units issued                                              14                     ----
    Units redeemed                                            (5)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                     9                     ----
                                              ====================     ====================

    Asset Mgr. SC2
    Units issued                                             238                     ----
    Units redeemed                                           (26)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   212                     ----
                                              ====================     ====================


                                     FS-33



7.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2002                     2001
                                              --------------------     --------------------
    Fidelity, continued:
    Inv. Bond SC2
    Units issued                                           2,382                     ----
    Units redeemed                                           (23)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                 2,359                     ----
                                              ====================     ====================

    Contrafund SC2
    Units issued                                             172                     ----
    Units redeemed                                          (159)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                    13                     ----
                                              ====================     ====================

    Asset Mgr. Gr. SC2
    Units issued                                               3                     ----
    Units redeemed                                            (3)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                  ----                     ----
                                              ====================     ====================

    Invesco:
    Dynamics
    Units issued                                             341                     ----
    Units redeemed                                          (177)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   164                     ----
                                              ====================     ====================

    MFS:
    Strategic Inc.
    Units issued                                             313                     ----
    Units redeemed                                            (2)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   311                     ----
                                              ====================     ====================

    Utilities
    Units issued                                             139                     ----
    Units redeemed                                           (13)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   126                     ----
                                              ====================     ====================

    New Discovery
    Units issued                                             261                     ----
    Units redeemed                                           (17)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   244                     ----
                                              ====================     ====================

    Morgan Stanley:
    Emerging Growth
    Units issued                                              10                     ----
    Units redeemed                                            (3)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                     7                     ----
                                              ====================     ====================


                                     FS-34


7.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2002                     2001
                                              --------------------     --------------------
    Morgan Stanley, continued:
    Global Equity
    Units issued                                             430                     ----
    Units redeemed                                           (93)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   337                     ----
                                              ====================     ====================

    Intl. Magnum
    Units issued                                              19                     ----
    Units redeemed                                          ----                     ----
                                              --------------------     --------------------
    Net increase(decrease)                                    19                     ----
                                              ====================     ====================

    U.S. Real Estate
    Units issued                                              40                     ----
    Units redeemed                                           (11)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                    29                     ----
                                              ====================     ====================

    Salomon:
    All Cap
    Units issued                                             123                     ----
    Units redeemed                                            (1)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                   122                     ----
                                              ====================     ====================

    Summit:
    Russell Small Cap
    Units issued                                               2                     ----
    Units redeemed                                          ----                     ----
                                              --------------------     --------------------
    Net increase(decrease)                                     2                     ----
                                              ====================     ====================

    Nasdaq-100 Index
    Units issued                                              31                     ----
    Units redeemed                                            (2)                    ----
                                              --------------------     --------------------
    Net increase(decrease)                                    29                     ----
                                              ====================     ====================

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
First Ameritas Life Insurance Corp. of New York
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities, and surplus of First Ameritas Life Insurance Corp. of New York (the Company), a wholly owned subsidiary of Ameritas Life Insurance Corp., as of December 31, 2002 and 2001, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of First Ameritas Life Insurance Corp. of New York as of December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of First Ameritas Life Insurance Corp. of New York as of December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

As discussed in Note 2 to the statutory financial statements, the Company has changed certain accounting practices as a result of the adoption by the Insurance Department of the State of New York (the "Department") of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual - Version effective January 1, 2001, as modified and prescribed by the Department. Effective January 1, 2002, the Company changed accounting practices relating to deferred taxes as a result of amendments to prescribed practices adopted by the Department.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 17, 2003

                 FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS

                                                                                         December 31
                                                                            ----------------------------------------
                             ADMITTED ASSETS                                       2002                 2001
                                                                            ------------------  --------------------
Investments
     Bonds                                                                  $      22,242,827    $      16,816,795
     Mortgage loans                                                                   888,420              829,666
                                                                           -------------------  --------------------
                                                                                   23,131,247           17,646,461
     Loans on insurance policies                                                      110,843              112,406
                                                                           -------------------  --------------------
                   Total Investments                                               23,242,090           17,758,867

Cash and cash equivalents                                                           8,605,987            4,568,621
Accrued investment income                                                             369,889              290,980
Premiums receivable                                                                   914,147              371,432
Accounts receivable - affiliate                                                        30,355               17,140
Income taxes receivable - affiliate                                                    40,286                    -
Deferred tax asset                                                                    168,659                    -
Other receivables                                                                      20,155               40,146
Separate accounts                                                                   2,918,031              546,956
                                                                           -------------------  --------------------

                     Total                                                  $      36,309,599    $      23,594,142
                                                                           ===================  ====================


                         LIABILITIES AND SURPLUS

LIABILITIES
     Life and annuity reserves                                              $      13,196,911    $       5,381,715
     Reserve for unpaid claims                                                      2,217,960            1,277,858
     Accrued separate account transfers                                               (92,113)               7,572
     Accounts payable - affiliates                                                    514,272              377,825
     Income taxes payable - affiliate                                                       -               77,254
     Other liabilities                                                              1,967,868              648,413
     Asset valuation reserve                                                           76,102               53,165
     Separate accounts                                                              2,918,031              546,956
                                                                           -------------------  --------------------
                   Total Liabilities                                               20,799,031            8,370,758
                                                                           -------------------  --------------------

SURPLUS
     Common stock, par value $1,000 per share;
       2,000 shares authorized, issued and outstanding                              2,000,000            2,000,000
     Additional paid-in capital                                                     6,800,000            6,800,000
     Surplus                                                                        6,710,568            6,423,384
                                                                           -------------------  --------------------
                   Total Surplus                                                   15,510,568           15,223,384
                                                                           -------------------  --------------------

                       Total                                                $      36,309,599    $      23,594,142
                                                                           ===================  ====================


The accompanying notes are an integral part of these statutory financial statements.

                                      FP-2

                 FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK
                       STATUTORY STATEMENTS OF OPERATIONS

                                                                                   Years Ended December 31
                                                                           -----------------------------------------
                                                                                  2002                 2001
                                                                           -------------------  --------------------
INCOME
     Premium income                                                          $    26,922,490      $    14,898,354
     Net investment income                                                         1,334,254            1,192,396
     Miscellaneous income                                                            143,681              136,987
                                                                           -------------------  --------------------

                                                                                  28,400,425           16,227,737
                                                                           -------------------  --------------------


EXPENSES
     Change in policy reserves                                                     7,815,196            2,778,688
     Benefits to policyowners                                                     12,963,967            8,000,384
     Commissions                                                                   1,039,503              666,415
     General insurance expenses                                                    3,767,481            2,704,018
     Taxes, licenses and fees                                                        424,478              354,181
     Reimbursement by uninsured plans                                               (347,751)            (426,224)
     Net premium transferred to separate accounts                                  2,194,629              484,000
                                                                           -------------------  --------------------

                                                                                  27,857,503           14,561,462
                                                                           -------------------  --------------------

Net income before federal income taxes                                               542,922            1,666,275

Federal income tax expense                                                           385,760              583,060
                                                                           -------------------  --------------------

Net income                                                                   $       157,162      $     1,083,215
                                                                           ===================  ====================


The accompanying notes are an integral part of these statutory financial statements.

                 FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     Common Stock            Additional
                                             ---------------------------      Paid-in
                                               Shares        Amount           Capital            Surplus            Total
                                             ---------   ---------------  ----------------  -----------------  ----------------

BALANCE, January 1, 2001                         2,000    $   2,000,000    $    6,800,000    $     5,313,098    $   14,113,098

      Change in asset valuation reserve              -                -                 -            (22,045)          (22,045)

      Change in non-admitted assets                  -                -                 -             28,469            28,469

      Change in accounting principle                 -                -                 -             20,647            20,647

      Net income                                     -                -                 -          1,083,215         1,083,215
                                             ---------   ---------------  ----------------  -----------------  ----------------

BALANCE, December 31, 2001                       2,000        2,000,000         6,800,000          6,423,384        15,223,384

      Change in asset valuation reserve              -                -                 -            (22,937)          (22,937)

      Change in non-admitted assets                  -                -                 -           (120,731)         (120,731)

      Change in net deferred income taxes            -                -                 -            166,179           166,179

      Change in accounting principle                 -                -                 -            107,511           107,511

      Net income                                     -                -                 -            157,162           157,162
                                             ---------   ---------------  ----------------  -----------------  ----------------

BALANCE, December 31, 2002                       2,000    $   2,000,000    $    6,800,000    $     6,710,568    $   15,510,568
                                             =========   ===============  ================  =================  ================


The accompanying notes are an integral part of these statutory financial statements.

                 FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK
                       STATUTORY STATEMENTS OF CASH FLOWS

                                                                                   Years Ended December 31
                                                                           -----------------------------------------
                                                                                  2002                 2001
                                                                           -------------------  --------------------
OPERATING ACTIVITIES
     Net premium income received                                             $    26,502,850      $    14,955,986
     Net investment income received                                                1,259,905            1,104,665
     Net premium transferred to separate accounts                                 (2,294,314)            (469,387)
     Benefits paid to policyowners                                               (12,022,064)          (8,080,145)
     Expenses and taxes, other than federal income taxes                          (4,725,672)          (3,318,245)
     Federal income taxes paid                                                      (450,800)            (517,675)
     Other operating income and disbursements, net                                    53,827               26,718
                                                                           -------------------  --------------------

       Net cash from operating activities                                          8,323,732            3,701,917
                                                                           -------------------  --------------------

INVESTING ACTIVITIES
     Proceeds from investments sold, matured or repaid                             2,049,822            2,113,021
     Cost of investments acquired                                                 (7,641,294)          (6,124,845)
     Net increase in loans on insurance policies                                       1,563              (31,398)
                                                                           -------------------  --------------------

       Net cash from investing activities                                         (5,589,909)          (4,043,222)
                                                                           -------------------  --------------------

FINANCING AND MISCELLANEOUS ACTIVITIES
     Other miscellaneous, net                                                      1,303,543              205,470
                                                                           -------------------  --------------------

       Net cash from financing and miscellaneous activities                        1,303,543              205,470
                                                                           -------------------  --------------------

NET INCREASE (DECREASE) IN CASH AND CASH
     EQUIVALENTS AND SHORT-TERM INVESTMENTS                                        4,037,366             (135,835)

CASH AND CASH EQUIVALENTS AND SHORT-TERM
     INVESTMENTS - BEGINNING OF PERIOD                                             4,568,621            4,704,456
                                                                           -------------------  --------------------

CASH AND CASH EQUIVALENTS AND SHORT-TERM
     INVESTMENTS - END OF PERIOD                                             $     8,605,987      $     4,568,621
                                                                           ===================  ====================




The accompanying notes are an integral part of these statutory financial statements.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001

--------------------------------------------------------------------------------

1.  Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
First Ameritas Life Insurance Corp. of New York (the Company), a stock life insurance company domiciled in the State of New York, is a wholly owned subsidiary of Ameritas Life Insurance Corp. (ALIC), a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). The Company markets low-load universal life, variable life, variable annuity, term life insurance policies and group dental insurance in the State of New York.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of New York.

Effective January 1, 2001, the State of New York adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC
SAP) as the basis of its statutory accounting practices, except that it retained the prescribed practices that deferred tax assets and deferred tax liabilities are not recognized. Effective January 1, 2002, the State of New York did adopt the statutory accounting practice (NAIC SAP) related to the recognition of deferred tax assets and deferred tax liabilities. The Commissioner of the Insurance Department of the State of New York retains the right to permit other specific practices that may deviate from prescribed practices.

A reconciliation of the Company's net income and surplus between NAIC SAP and practices prescribed and permitted by the State of New York is shown below.

                                                                                      2002                2001
--------------------------------------------------------------------------------------------------------------------
Statutory net income as reported and in conformity with NAIC SAP            $          157,162  $        1,083,215
--------------------------------------------------------------------------------------------------------------------
Statutory surplus, as reported                                              $       15,510,568  $       15,223,384
State prescribed practices (surplus):
    Deferred Tax Assets, net                                                                 -             107,511
--------------------------------------------------------------------------------------------------------------------
Statutory surplus in conformity with NAIC SAP                               $       15,510,568  $       15,330,895
--------------------------------------------------------------------------------------------------------------------

Accounting practices and procedures of the NAIC as prescribed or permitted by the Insurance Department of the State of New York comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

     (c) Prior to January 1, 2002, a federal income tax provision was required only on a current basis for statutory accounting practices, while under GAAP, a provision was also made for deferred taxes on temporary differences between the financial reporting and tax bases of assets and liabilities. Subsequent to January 1, 2002, The State of New York adopted a change in accounting principle to record deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets";

     (d) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     (e) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established in the statutory financial statements;

     (f) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (g) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyholder account balance;

     (h) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

The Company does not prepare separate company financial statements on a GAAP basis and the impact of the difference between NAIC SAP and GAAP is not practically determinable for the purpose of separate company GAAP financial statements.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves, and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Interest only securities and securities where the yield has become negative are valued using the prospective method.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

Loans on insurance policies are carried at the unpaid principal balances.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Accrual of income is suspended for bonds that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

Non-Admitted Assets
Certain assets, primarily nonoperating software (in both years) and deferred income tax and disallowed interest maintenance reserve (in 2002 only) are designated as "non-admitted" under insurance department accounting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities, and surplus by adjustments to surplus. Total "non-admitted assets" were $367,775 and $70,662 as of December 31, 2002 and 2001, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Group dental premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Life and Annuity Reserves
Life reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM"). Reserves for variable annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Liabilities for future policy benefits for low-load universal life type contracts are based on the policy account balance. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Insurance Department of the State of New York.

Reserves for Unpaid Claims
The reserve for unpaid dental claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental insurance includes claims in course of settlement, incurred but not reported claims and unearned premiums. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve is a required appropriation of surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on the holdings of bonds and mortgages. Realized and unrealized gains and losses, other than those resulting from interest rate changes, are added or charged to the reserve (subject to certain limitations). Changes in the reserve are charged or credited to surplus.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $47,873 during 2002. At December 31, 2002, negative IMR of $49,627 was recorded as a nonadmitted asset. There was no IMR recorded at December 31, 2001.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Income Taxes
The Company files a consolidated life/non-life federal income tax return with AAMHC and certain of its subsidiaries. An agreement among the members of the consolidated group provides for distribution of consolidated income tax results as if filed on a separate income tax return basis. The current income tax expense or benefit (including effects of capital gains and losses and net operating losses) is apportioned generally on a sub-group (life/non-life) basis.

Separate Accounts
During 2001, the Company began issuing variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyholders. Deposits received from, and benefits paid to, separate account policyholders invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Loans on Insurance Policies - The fair values for loans on insurance policies are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001


1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments, (continued)
         Cash and Cash Equivalents and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

A substantial portion of the Company's dental premium is marketed by two outside entities. The percentage of group dental premium income related to these arrangements for the years ended December 31, 2002 and 2001 was 48% and 28%, respectively.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

2.  Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Effective January 1, 2001, the Insurance Department of the State of New York required that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the NAIC Accounting Practices and Procedures manual - Version effective January 1, 2001 (the Manual), as modified by the Insurance Department of the State of New York. Accordingly, the admitted assets, liabilities and surplus of the Company as of December 31, 2001, and the results of its operations and its cash flows for the year then ended have been determined in accordance with the new accounting principles.

Accounting changes adopted to conform to the provisions of the Manual, as modified, are reported as changes in accounting principles. The cumulative effect of the changes in accounting principles has been reported as an adjustment to surplus at January 1, 2001. The cumulative effect is the difference between the amount of unassigned surplus at January 1, 2001 and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The adoption of the new accounting principles in the Manual, as modified, has the effect of increasing surplus at January 1, 2001 by $20,647, which relates to state income tax receivables admitted under the Manual, as modified, that were non-admitted during 2000.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001

2.  Accounting Changes, (continued)

Effective January 1, 2002, the State of New York adopted a new accounting principle to record deferred tax assets and deferred tax liabilities. The adoption of this new accounting principle has the effect of increasing surplus at January 1, 2002 by $107,511, as deferred tax assets and liabilities were not allowed under state prescribed practices during 2001.

3.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2002:

                                                                      Gross             Gross
                                                Book/ Adjusted       Unrealized       Unrealized
                                                Carrying Value         Gains           Losses          Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                               $     5,150,455   $     279,976    $           -     $    5,430,431
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities of
  Governments and Their Political
  Subdivisions                                       1,983,291          77,118                -          2,060,409
Public Utilities (Unaffiliated)                      1,632,184         114,743            7,349          1,739,578
Industrial & Miscellaneous (Unaffiliated)           13,476,897       1,155,841           51,112         14,581,626
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                    $    22,242,827   $   1,627,678    $      58,461     $   23,812,044
====================================================================================================================

The comparative data as of December 31, 2001 is as follows:

                                                                       Gross            Gross
                                                Book/ Adjusted       Unrealized       Unrealized
                                                Carrying Value         Gains           Losses          Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                               $     4,571,221   $     153,443    $       1,675     $    4,722,989
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities of
  Governments and Their Political
  Subdivisions                                         983,790          56,520                -          1,040,310
Public Utilities (Unaffiliated)                        699,720          25,640                -            725,360
Industrial & Miscellaneous (Unaffiliated)           10,562,064         467,870           18,190         11,011,744
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                    $    16,816,795   $     703,473    $      19,865     $   17,500,403
====================================================================================================================

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001

3.  Investments, (continued)

Bonds, (continued)
The carrying value and fair value of bonds at December 31, 2002 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          Book/Adjusted              Fair Value
                                                                          Carrying Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                $         3,892,464     $       3,945,977
Due after one year through five years                                            6,897,483             7,445,424
Due after five years through ten years                                          10,067,560            10,965,123
Due after ten years                                                              1,385,320             1,455,520
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                                            $        22,242,827     $      23,812,044
====================================================================================================================

Bonds not due at a single maturity date have been included in the above table in the year of final maturity.

Sales of bond investments in 2002 resulted in proceeds of $350,000 on which the Company realized gross losses of $150,000, which was transferred to the IMR. The Company did not recognize any realized gains in 2002. During 2001, the Company did not recognize any realized gains or losses on the sale of bond investments.

The Company's bond investment portfolio is predominantly comprised of investment grade securities. At December 31, 2002 and 2001, bonds totaling $499,722 and $499,414, respectively, (2.2% and 3.0%, respectively, of the total bond portfolio) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The minimum and maximum lending rate for mortgage loans during 2002 is 7.05%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2002 and 2001.

At December 31, 2002 and 2001, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001

3.  Investments, (continued)

Fair Value of Financial Instruments
The carrying value and fair value of financial instruments at December 31 are as follows:

                                                              2002                                2001
                                             -------------------------------------------------------------------------
                                                Book/Adjusted                        Book/Adjusted
                                                   Carrying                             Carrying
                                                    Value           Fair Value           Value           Fair Value
----------------------------------------------------------------------------------------------------------------------
Financial Assets:
Bonds                                         $   22,242,827     $   23,812,044    $   16,816,795     $   17,500,403
Mortgage loans                                       888,420            940,466           829,666            835,992
Loans on insurance policies                          110,843             88,399           112,406             89,646
Cash and cash equivalents                          8,605,987          8,605,987         4,568,621          4,568,621
Accrued investment income                            369,889            369,889           290,980            290,980
Assets related to separate accounts                2,918,031          2,918,031           546,956            546,956

Financial Liabilities:
Liabilities related to separate accounts           2,918,031          2,918,031           546,956            546,956
----------------------------------------------------------------------------------------------------------------------

4.  Income Taxes

The following are federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:

          2002                   $     314,714
          2001                         200,830
          2000                         243,486

Federal income taxes incurred at December 31 consist of the following major components:

                                                                        2002
--------------------------------------------------------------------------------
Current federal income taxes incurred
Operations                                                     $       385,760
Capital losses                                                         (52,500)
--------------------------------------------------------------------------------
                                                                       333,260
Change in net deferred income taxes                                   (166,179)
--------------------------------------------------------------------------------
    Total federal income taxes incurred                        $       167,081
================================================================================

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001

4.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                                                      2002
--------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital losses                                $       542,922
Net realized capital losses before federal income taxes and transfers to IMR                         (150,000)
--------------------------------------------------------------------------------------------------------------------
Total pretax income                                                                                   392,922
Change in non-admitted assets                                                                          33,927
IMR amortization                                                                                       47,873
Other                                                                                                   2,651
--------------------------------------------------------------------------------------------------------------------
                                                                                                      477,373
Statutory tax rate                                                                                       0.35
--------------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                                                     $       167,081
====================================================================================================================

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                      December 31,                 January 1,
                                                                         2002                        2002
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                     $        58,004             $        40,924
Other                                                                         -                       4,249
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                           58,004                      45,173
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Deferred policy acquisition costs                                       133,481                      72,690
Future policy and contract benefits                                     190,938                     130,834
Pension and postretirement benefits                                     148,049                      83,894
Non-admitted assets                                                      12,857                      24,732
Other                                                                    22,751                      16,916
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                               508,076                     329,066
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                  450,072                     283,893
Less:  non-admitted deferred tax assets                                 281,413                     176,382
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                 $       168,659             $       107,511
====================================================================================================================

Increase in deferred tax assets non-admitted                    $       105,031
=========================================================================================

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001

4.  Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                             December 31,         January 1,
                                                                 2002                2002              Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                     $     508,076      $     329,066      $    179,010
Gross deferred tax liabilities                                       58,004             45,173            12,831
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                        $     450,072      $     283,893           166,179
==================================================================================================
Tax effect of unrealized gains                                                                                 -
                                                                                                 -------------------
Change in net deferred income tax                                                                   $    166,179
                                                                                                 ===================

5.  Information Concerning Parent, Subsidiaries and Affiliates

ALIC provides technical, financial and legal support to the Company under a general cost sharing agreement. The cost of these services to the Company for the years ended December 31, 2002 and 2001 was $1,945,723 and $1,173,405,
respectively. The Company also leases office space, furniture and equipment from ALIC. The cost of these leases to the Company for the years ended December 31, 2002 and 2001 was $69,650 and $78,142, respectively.

Under the terms of an investment advisory agreement, the Company paid $59,578 and $47,615 for the years ended December 31, 2002 and 2001, respectively, to Ameritas Investment Advisors Inc., a wholly owned subsidiary of ALIC.

The Company has a yearly renewable term reinsurance agreement with ALIC. Under this agreement, ALIC assumes life insurance risk in excess of the Company's $100,000 retention limit. The Company paid $235,197 and $253,908 of reinsurance premiums, net of first year allowances, for the years ended December 31, 2002 and 2001, respectively.

The Company participates in strategic planning for the affiliated companies. Under an agreement with AHC, the Company was paid $400,385 and $301,031 for the years ended December 31, 2002 and 2001 related to these services.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. (AIC), an affiliated company. Policies placed by this affiliate generated commission expense of $213,273 and $65,001 for each of the years ended December 31, 2002 and 2001. Additionally, the Company paid $475,200 for each of the years ended December 31, 2002 and 2001 to AIC for services related to the distribution, sales and training for the variable life and annuity products.

Ameritas Variable Life Insurance Company (AVLIC), an affiliate, has a variable insurance trust (VIT). During 2001, the Company began to offer, in conjunction with ALIC and AVLIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $639,496 and $338,715 in the VIT as of December 31, 2002 and 2001, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001

5.  Information Concerning Parent, Subsidiaries and Affiliates, (continued)

                                                          Receivable (Payable)
--------------------------------------------------------------------------------
Ameritas Holding Company                                 $          30,355
Ameritas Life Insurance Corp.                                     (469,752)
Ameritas Variable Life Insurance Company                            (4,920)
Ameritas Investment Corp.                                          (39,600)
--------------------------------------------------------------------------------

6. Benefit Plans

The Company participates in a non-contributory defined benefit plan (the Plan or Pension Plan) sponsored by AHC. Pension costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are held by AHC. Total Company contributions for the years ended December 31, 2002 and 2001 were $21,806 and $21,218, respectively.

The Company's employees and agents participate in a defined contribution plan that covers substantially all full-time employees and agents of AHC and its subsidiaries. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation in 2002 and 2001. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation. Contributions by the Company to the defined contribution plan were $12,365 and $14,815 in 2002 and 2001, respectively.

The Company is also included in the postretirement benefit plan providing group medical coverage to retired employees of ALIC and its subsidiaries. For employees eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits will be provided up to the date when the employee becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of postretirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2002 and 2001 were $4,863 and $4,253, respectively.

Expenses for the defined benefit plan and postretirement group medical plan are allocated to the Company based on the number of employees in ALIC and its subsidiaries.

7.  Dividend Restrictions

The Company is subject to regulation by the Insurance Department of the State of New York. Insurance department regulations restrict the advance of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.

8.  Commitments and Contingencies

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001

9.  Gain or Loss to the Reporting Entity from Uninsured Accident and Health
Plans

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                                        2002                2001
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including administrative
 fees) in excess of actual expenses                                         $          54,685   $         119,162
Total net other income (expenses) (including interest paid to or received
 from ASO uninsured plans)                                                            (68,188)            (72,434)
--------------------------------------------------------------------------------------------------------------------
Net gain(loss) from operations                                              $         (13,503)  $          46,728
====================================================================================================================

Total claim payment volume                                                  $         733,242   $       1,163,211
====================================================================================================================

ASC Plans

The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:

                                                                                        2002                2001
--------------------------------------------------------------------------------------------------------------------
Gross reimbursement for dental cost incurred                                $         293,066   $         307,063
Gross expenses incurred (claims and administrative)                                   184,360             195,841
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                    $         108,706   $         111,222
====================================================================================================================

10.  Direct Premiums Written

The Company has two third-party administrators, HealthPlan Services, Inc. (HPSI) and The Business Council of New York State (BCNYS), for which direct premiums written exceed 5% of total surplus. HPSI writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is approximately $2,683,000 and $2,930,000 for the years ended December 31, 2002 and 2001, respectively. BCNYS writes group accident and health business, does not have an exclusive contract, and has been granted the authority for underwriting, premium collection, and binding authority. The total amount of direct premiums written is approximately $4,237,000 for the year ended December 31, 2002, the first year as administrator for the Company. The Company has no other third party administrators or any managing general agents during these periods.

11.  Other Items

Securities with an amortized cost of $449,245 and $446,855 at December 31, 2002 and 2001, respectively, were on deposit with the Insurance Department of the State of New York.

12.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001

12.  Reinsurance, (continued)

Following is a summary of the transactions through reinsurance operations:

For the year ended December 31:                                                        2002              2001
--------------------------------------------------------------------------------------------------------------------
Premiums
  Assumed                                                                          $    743,945      $    741,774
  Ceded (related party of $325,050 and $341,137 in 2002 and 2001, respectively)         534,879           579,135
--------------------------------------------------------------------------------------------------------------------
Claims
  Assumed                                                                               736,251           767,159
  Ceded (related party of $160,000 and $0 in 2002 and 2001, respectively)               324,539           375,320
--------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves
  Assumed                                                                                91,041           114,872
  Ceded (related party of $116,755 and $122,722 in 2002 and 2001, respectively)         131,777           146,604
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001


13.  Changes in Reserve for Unpaid Claims and Claim Adjustment Expenses

The following is a rollforward of reserves for unpaid claims and claim adjustment expenses at December 31:

                                                    2002              2001
-------------------------------------------------------------------------------
Balance at January 1                    $       1,277,858    $     1,267,324
Less reinsurance recoveries                       (90,990)           (61,647)
-------------------------------------------------------------------------------
Net balance at January 1                        1,186,868          1,205,677
Incurred related to:
    Current year                               10,509,131          6,643,269
    Prior year                                   (493,764)          (479,297)
-------------------------------------------------------------------------------
        Total incurred                         10,015,367          6,163,972
Paid related to:
    Current year                                8,456,713          5,456,401
    Prior year                                    693,103            726,380
-------------------------------------------------------------------------------
        Total paid                              9,149,816          6,182,781
Net balance at December 31                      2,052,419          1,186,868
Plus reinsurance recoveries                        76,019             90,990
-------------------------------------------------------------------------------

Balance at December 31                          2,128,438          1,277,858
Life reserves                                      89,522                  -
-------------------------------------------------------------------------------
Total reserve for unpaid claims         $       2,217,960    $     1,277,858
===============================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $493,764 and $479,297 for the years ended December 31, 2002 and 2001, respectively.

14.  Life and Annuity Reserves

The Company waives deduction of deferred factional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

Additional premiums are charged for substandard lives. Reserves for substandard universal or variable universal life policies are included in the policy reserve. Reserves for substandard non-interest sensitive policies equal one-half the gross extra premium.

The Company had $112,935,000 and $94,685,000 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Insurance Department of the State of New York as of December 31, 2002 and 2001, respectively. Reserves to cover the above insurance totaled $173,713 and $155,786 at December 31, 2002 and 2001, respectively.

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001


15.  Analysis of Annuity Reserves by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves at December 31 are as follows:

                                                                  2002                            2001
                                                     ------------------------------- -------------------------------
                                                                             %                               %
                                                          Amount         of Total         Amount         of Total
------------------------------------------------------------------------------------ -------------------------------
Subject to discretionary withdrawal:
  With market value adjustment                         $   2,686,510         22%    $     460,179            17%
   At book value without adjustment
     (minimal or no charge)                                9,722,595         78%        2,359,839            83%
  Not subject to discretionary withdrawal                      1,381          0%              185             0%
-----------------------------------------------------------------------------------------------------------------
Total gross and net                                    $  12,410,486        100%    $   2,820,203           100%
=================================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Insurance Department of the State of New York, and is provided to reconcile annuity reserves to amounts reported in the statements of admitted assets, liabilities and surplus as of December 31:

                                                                                  2002                   2001
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                   $     9,723,976        $     2,360,024

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2                                                 2,686,510                460,179
--------------------------------------------------------------------------------------------------------------------
Total                                                                       $    12,410,486        $     2,820,203
====================================================================================================================

16.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations included in premiums receivable as of December 31 are as follows:

                                                        2002                                  2001
                                        ----------------------------------------------------------------------------
                  Type                         Gross           Net of Loading         Gross         Net of Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                       $       3,529    $        8,274      $       9,563    $       17,460
Ordinary renewal                                   70,340           111,463             54,570            80,086
--------------------------------------------------------------------------------------------------------------------
Totals                                      $      73,869    $      119,737      $      64,133    $       97,546
====================================================================================================================

FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002 AND 2001


17.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                   2002                  2001
--------------------------------------------------------------------------------------------------------------------
For the year ended December 31:
    Premiums, considerations or deposits                                    $     4,434,800       $     2,021,257
--------------------------------------------------------------------------------------------------------------------

At December 31:
Reserves by valuation basis
    Fair value                                                              $     2,829,326       $       508,406
====================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal:
    At fair value without market value adjustment and with current
    surrender charge 5% or more                                             $     2,829,326       $       508,406
====================================================================================================================

--------------------------------------------------------------------------------------------------------------------
Reconciliation of net transfers to(from) separate accounts at December 31:
Transfers as reported in the summary of operations of the Separate Accounts
Annual Statement:
    Transfers to separate accounts                                          $     4,434,800       $     2,021,257
    Transfers from separate accounts                                             (2,240,198)           (1,537,257)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to separate accounts                                            2,194,602               484,000
--------------------------------------------------------------------------------------------------------------------
Reconciling adjustments                                                                  27                     -
--------------------------------------------------------------------------------------------------------------------
Transfers as reported in the statutory statements of operations
  of the Company                                                            $     2,194,629       $       484,000
====================================================================================================================

   PART C
                                OTHER INFORMATION

     Item 27.     Exhibits

     Exhibit
     Number       Description of Exhibit

     (a) Board of Directors Resolution of First Ameritas Life Insurance Corp. of New York Authorizing Establishing the Separate Account. 1
     (b)          Custodian Agreements. Not Applicable.
     (c)          Principal Underwriting Agreement and Amendment. 1
     (d)          Form of Policy and Riders. 1
     (e)          Form of Application. 2
     (f) Articles of Incorporation of First Ameritas Life Insurance Corp. of New York. 1
                  Bylaws of First Ameritas Life Insurance Corp. of New York. 1
     (g)          Assumption Reinsurance Agreement. Not Applicable.
     (h)          Forms of Participation Agreements:
                    (1)  Variable Insurance Products Fund. 1
                    (2)  The Alger American Fund. 1
                    (3)  MFS Variable Insurance Trust. 1
                    (4)  Morgan Stanley Universal Funds, Inc. 1
                    (5)  Calvert Variable Series, Inc. Ameritas Portfolios. 1
                    (6)  Calvert Variable Series, Inc. 1
                    (7)  American Century Variable Portfolios, Inc. 3
                    (8)  INVESCO Variable Investment Funds, Inc. 3
                    (9)  Salomon Brothers Variable Series Funds Inc. 3
                    (10) Summit Mutual Funds, Inc. 3
                    (11) Third Avenue Variable Series Trust. 3
     (i)          Administrative Contracts. Not Applicable.
     (j)          Other Material Contracts: Powers of Attorney. 1, 4
     (k)          Legal Opinion of Donald R. Stading.
     (l)          Actuarial Opinion. Not applicable.
     (m)          Calculation. Not applicable.
     (n)          Other Opinions: Independent Auditors' Consent.
     (o)          No financial statements are omitted from Item 24.
     (p)          Initial Capital Agreements. Not applicable.
     (q)          Transfer and Redemption Procedures Pursuant to Rule 6e-3(T)
                  (b)(12)(iii). 4

Footnotes:
1. Incorporated by reference to the initial Registration Statement for First Ameritas Variable Life Insurance Separate Account File No. 333-39110, filed June 12, 2000.
2. Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement for First Ameritas Variable Life Insurance Separate Account File No. 333-39110, filed October 12, 2000.
3. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement for First Ameritas Variable Annuity Separate Account File No. 333-39244, filed March 1, 2002.
4. Incorporated by reference to Post Effective Amendment No. 3 to the Registration Statement for First Ameritas Variable Life Separate Account File No. 333-39110 filed on January 25, 2003.

Item 28.   Directors and Officers of the Depositor

           Name and Principal                        Position and Offices
           Business Address                          with Depositor
           ----------------                          --------------
           David C. Moore                            Director, Chairman of the Board
           Mitchell F. Politzer *                    Director, President and Chief Executive Officer
           Lawrence J. Arth                          Director
           John P. Carsten                           Director
           Phyllis J. Carsten-Boyle *                Director, Vice President - Group Operations
           Robert J. Lanik                           Director
           JoAnn M. Martin                           Director
           David J. Myers                            Director
           James E. Rembolt                          Director
           Kim M. Robak                              Director
           Donald R. Stading                         Director, Vice President, Secretary and General Counsel
           Edmund G. Sullivan                        Director
           Kenneth L. VanCleave                      Director, Vice President
           Robert C. Barth                           Controller
           Eldon R. Bohmont                          Vice President - Individual Client Services
           Raymond M. Gilbertson                     Vice President - Corporate Compliance
           William W. Lester                         Treasurer
           William W. Nelson                         Vice President - Group Claims
           Richard W. Vautravers                     Corporate Actuary

           Principal business address of all, except as noted, is First Ameritas Life Insurance Corp. of New York, Service Office, 5900 "O" Street, Lincoln, Nebraska 68510.

           *Principal business address: First Ameritas Life Insurance Corp. of New York, 400 Rella Blvd., Suite 304, Suffern, New York 10901-4253.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business
Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Property & Casualty Insurance
                     Agency, Inc. (VA).................................insurance agency
                     Acacia Service Corp. (VA).........................deposit solicitation
                     Acacia Title Agency, Inc. (VA)....................title company
                  Acacia Realty Corporation (DC).......................real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer
              Acacia National Life Insurance Company (DC)..............variable life/annuity insurance company
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between Ameritas Life
                                                                       Insurance Corp. (52.41%), AmerUs Life Insurance Company
                                                                       (33.59%), Acacia Life Insurance Company (3.60%),
                                                                       Acacia National Life Insurance Company (7.43%), and Acacia
                                                                       Financial Corp. (2.97%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor
                  Ameritas Variable Life Insurance Company (NE)........life insurance company
                  The Advisors Group, Inc. (DE)........................securities broker-dealer, investment advisor
                     Advisors Group Insurance Agency of Texas,
                       Inc. (TX).......................................broker-dealer insurance broker
                     Acacia Insurance Agency of Massachusetts,
                       Inc. (MA).......................................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of Ohio,
                       Inc. (OH).......................................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of Alabama,
                       Inc. (AL).......................................broker-dealer insurance broker
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              Pathmark Assurance Company (NE)..........................third-party administrator and reinsurer of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 30.      Indemnification

First Ameritas's By-laws provide as follows:

"Any person made or threatened to be made a party to an action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate then is or was a director, officer or employee of the Company, or then serves or has served any other corporation in any capacity at the request of the Company, shall be indemnified by the Company against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York. The provisions of this article shall not adversely affect any right to indemnification which any person may have apart from the provisions of this article."

Section 721-726 of the New York Business Corporation Law, in general, and
Section 1216 of the New York Insurance Code allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      Principal Underwriter

     a) Ameritas Investment Corp. which serves as the principal underwriter for the variable life insurance contracts issued through First Ameritas Variable Life Separate Account, also serves as the principal underwriter for variable annuity contracts issued through First Ameritas Variable Annuity Separate Account, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and Ameritas Variable Life Insurance Separate Account V and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Variable Life Insurance Company Separate Account VA-2. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                     Positions and Offices
          Business Address                       With Underwriter
          ----------------                       ----------------
          Lawrence J. Arth*                      Director and Chairman of the Board
          William R. Giovanni*                   Director, President and Chief Executive Officer
          Salene Hitchcock-Gear**                Director, Executive Vice President and Chief Operating Officer
          Gary R. McPhail***                     Director, Senior Vice President
          Thomas C. Godlasky***                  Director
          Billie B. Beavers****                  Senior Vice President
          James R. Fox****                       Senior Vice President
          Michael P. Heaton****                  Senior Vice President
          William W. Lester*                     Treasurer
          Maria E. Sherffius*                    Assistant Vice President - Compliance Officer
          Donald R. Stading*                     Secretary and General Counsel
          Michael M. VanHorne****                Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: The Advisors Group, Inc., 7315 Wisconsin Avenue, Bethesda, Maryland 20814.
*** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
**** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.
          (1)                          (2)                     (3)                     (4)               (5)
                                 Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                 $52,961                     $0                      $0              $1,316

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 32.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by First Ameritas Life Insurance Corp. of New York at its Service Office at 5900 "O" Street, Lincoln, Nebraska 68510.

Item 33.  Management Services

          Not Applicable.

Item 34.  Fee Representation

          First Ameritas Life Insurance Corp. of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, First Ameritas Variable Life Separate Account certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 4 to Registration Statement Number 333-39110 pursuant to Rule 485(b) under the Securities Act of 1933 has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 25th day of April, 2003.

                       FIRST AMERITAS VARIABLE LIFE SEPARATE ACCOUNT, Registrant

                      FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK, Depositor



                                                      By: * David C. Moore
                                                        ------------------------
                                                         Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2003.

       SIGNATURE                                     TITLE
       ---------                                     -----
David C. Moore *                         Director, Chairman of the Board
Mitchell F. Politzer *           Director, President and Chief Executive Officer
Lawrence J. Arth *                                  Director
John P. Carsten *                                   Director
Phyllis J. Carsten-Boyle *          Director, Vice President - Group Operations
Robert J. Lanik *                                   Director
JoAnn M. Martin *                                   Director
David J. Myers *                                    Director
James E. Rembolt *                                  Director
Kim M. Robak **                                     Director
/S/ Donald R. Stading            Director, Vice President, Secretary, and General Counsel
---------------------
    Donald R. Stading
Edmund G. Sullivan *                                Director
Kenneth L. VanCleave **                      Director, Vice President
Robert C. Barth  *                  Controller (Principal Accounting Officer)
William W. Lester *                  Treasurer (Principal Financial Officer)


* Signed by Donald R. Stading under Powers of Attorney executed effective as of June 6, 2000.
** Signed by Donald R. Stading under Powers of Attorney executed effective as of February 24, 2003.

                                  Exhibit Index

     Exhibit

       (k) Legal Opinion of Donald R. Stading

       (n) Independent Auditors' Consent